UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23341

Name of Fund:  BlackRock Funds IV
                             BlackRock Credit Relative Value Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2026

Date of reporting period: 07/31/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Credit Relative Value Fund

Institutional Shares | BGCIX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$148	1.46%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Institutional Shares returned 3.25%.

  For the same period, the Fund’s benchmarks, the Bloomberg Global Aggregate Bond Index, returned 1.60% and the ICE BofA 3-Month U.S. Treasury Bill Index, returned 3.82%.

What contributed to performance?

The Fund’s directional positions in European high yield bonds, senior collateralized loan obligations, and bank loans made the largest contributions to performance. In the United States, positions in shorter-duration high yield and investment grade bonds helped results. (Duration is a measure of interest rate sensitivity.) Exposure to aviation financing through enhanced equipment trust certificates contributed, as well.

U.S. absolute return strategies also helped results, primarily through event-related trades, idiosyncratic long positions, and thematic trades. European absolute return strategies, particularly event-related trades, also contributed. The Fund's cash position had no material impact on performance.

What detracted from performance?

Risk-management strategies in the United States detracted mildly, as did select short positions in both U.S. and European high yield bonds. The implementation of the risk-management strategies included the use of derivatives and an elevated cash position. The Fund’s cash position contributed to absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Institutional Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 16	$10,061	$9,951	$10,002
Sep 16	$10,071	$10,006	$10,007
Oct 16	$10,151	$9,728	$10,009
Nov 16	$10,141	$9,342	$10,011
Dec 16	$10,212	$9,299	$10,015
Jan 17	$10,303	$9,404	$10,020
Feb 17	$10,333	$9,448	$10,024
Mar 17	$10,323	$9,463	$10,026
Apr 17	$10,353	$9,570	$10,032
May 17	$10,394	$9,718	$10,037
Jun 17	$10,394	$9,709	$10,046
Jul 17	$10,454	$9,872	$10,054
Aug 17	$10,454	$9,970	$10,064
Sep 17	$10,505	$9,880	$10,072
Oct 17	$10,565	$9,843	$10,081
Nov 17	$10,545	$9,952	$10,090
Dec 17	$10,566	$9,987	$10,101
Jan 18	$10,657	$10,106	$10,113
Feb 18	$10,657	$10,016	$10,123
Mar 18	$10,617	$10,123	$10,137
Apr 18	$10,647	$9,961	$10,150
May 18	$10,586	$9,885	$10,166
Jun 18	$10,545	$9,841	$10,183
Jul 18	$10,576	$9,825	$10,199
Aug 18	$10,606	$9,835	$10,217
Sep 18	$10,627	$9,750	$10,233
Oct 18	$10,576	$9,641	$10,250
Nov 18	$10,463	$9,671	$10,271
Dec 18	$10,378	$9,867	$10,290
Jan 19	$10,518	$10,017	$10,311
Feb 19	$10,594	$9,959	$10,329
Mar 19	$10,648	$10,084	$10,352
Apr 19	$10,756	$10,054	$10,371
May 19	$10,724	$10,190	$10,395
Jun 19	$10,811	$10,416	$10,418
Jul 19	$10,875	$10,387	$10,437
Aug 19	$10,930	$10,599	$10,458
Sep 19	$10,984	$10,491	$10,477
Oct 19	$10,995	$10,561	$10,497
Nov 19	$11,049	$10,481	$10,510
Dec 19	$11,149	$10,542	$10,525
Jan 20	$11,205	$10,676	$10,539
Feb 20	$11,171	$10,748	$10,555
Mar 20	$10,351	$10,507	$10,585
Apr 20	$10,531	$10,714	$10,586
May 20	$10,711	$10,761	$10,586
Jun 20	$10,823	$10,856	$10,588
Jul 20	$10,980	$11,202	$10,590
Aug 20	$11,048	$11,185	$10,591
Sep 20	$11,003	$11,145	$10,592
Oct 20	$11,036	$11,156	$10,593
Nov 20	$11,362	$11,359	$10,594
Dec 20	$11,589	$11,511	$10,595
Jan 21	$11,683	$11,410	$10,596
Feb 21	$11,823	$11,213	$10,597
Mar 21	$11,823	$10,998	$10,598
Apr 21	$11,904	$11,137	$10,598
May 21	$11,951	$11,241	$10,598
Jun 21	$12,009	$11,142	$10,598
Jul 21	$11,963	$11,290	$10,598
Aug 21	$11,998	$11,243	$10,599
Sep 21	$11,998	$11,044	$10,600
Oct 21	$11,951	$11,017	$10,599
Nov 21	$11,916	$10,985	$10,600
Dec 21	$11,993	$10,969	$10,601
Jan 22	$11,884	$10,745	$10,600
Feb 22	$11,751	$10,617	$10,602
Mar 22	$11,727	$10,294	$10,605
Apr 22	$11,606	$9,730	$10,606
May 22	$11,425	$9,756	$10,614
Jun 22	$11,062	$9,443	$10,617
Jul 22	$11,195	$9,644	$10,622
Aug 22	$11,219	$9,263	$10,640
Sep 22	$10,953	$8,787	$10,666
Oct 22	$10,929	$8,727	$10,683
Nov 22	$11,001	$9,138	$10,718
Dec 22	$11,033	$9,187	$10,756
Jan 23	$11,242	$9,489	$10,790
Feb 23	$11,281	$9,173	$10,825
Mar 23	$11,190	$9,463	$10,872
Apr 23	$11,373	$9,505	$10,906
May 23	$11,386	$9,319	$10,949
Jun 23	$11,438	$9,318	$10,999
Jul 23	$11,517	$9,383	$11,043
Aug 23	$11,569	$9,255	$11,093
Sep 23	$11,622	$8,984	$11,143
Oct 23	$11,582	$8,877	$11,193
Nov 23	$11,792	$9,325	$11,243
Dec 23	$12,024	$9,712	$11,296
Jan 24	$12,146	$9,578	$11,344
Feb 24	$12,186	$9,458	$11,391
Mar 24	$12,281	$9,510	$11,442
Apr 24	$12,281	$9,270	$11,491
May 24	$12,443	$9,391	$11,546
Jun 24	$12,511	$9,405	$11,593
Jul 24	$12,633	$9,664	$11,645
Aug 24	$12,754	$9,893	$11,701
Sep 24	$12,890	$10,061	$11,751
Oct 24	$12,903	$9,724	$11,796
Nov 24	$12,984	$9,757	$11,841
Dec 24	$13,028	$9,548	$11,889
Jan 25	$13,173	$9,602	$11,933
Feb 25	$13,289	$9,740	$11,971
Mar 25	$13,173	$9,800	$12,011
Apr 25	$13,217	$10,088	$12,052
May 25	$13,420	$10,052	$12,096
Jun 25	$13,536	$10,242	$12,136
Jul 25	$13,651	$10,090	$12,177
Aug 25	$13,695	$10,236	$12,225
Sep 25	$13,796	$10,303	$12,266
Oct 25	$13,825	$10,277	$12,309
Nov 25	$13,825	$10,301	$12,343
Dec 25	$13,881	$10,328	$12,386
Jan 26	$13,927	$10,425	$12,421
Feb 26	$13,942	$10,541	$12,455
Mar 26	$13,820	$10,217	$12,491
Apr 26	$13,958	$10,344	$12,527
May 26	$14,065	$10,379	$12,565
Jun 26	$14,096	$10,306	$12,601
Jul 26	$14,096	$10,251	$12,643

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	3.25%	3.34%	3.49%
Bloomberg Global Aggregate Bond Index...
	1.60	(1.91)	0.25
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.82	3.59	2.37

Key Fund statistics

Table Summary
Net Assets...
$1,002,887,869
Number of Portfolio Holdings...
1,136
Net Investment Advisory Fees...
$7,836,759
Portfolio Turnover Rate...
104%

The Fund’s returns shown prior to May 5, 2025 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Long/Short Credit Fund.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Geographic allocation

Credit quality allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	44.7%	2.2%	46.9%
Ireland...
	9.6	-	9.6
United Kingdom...
	6.6	-	6.6
Germany...
	4.5	-	4.5
France...
	3.8	-	3.8
Luxembourg...
	3.6	0.4	4.0
Italy...
	2.2	0.2	2.4
Cayman Islands...
	2.0	-	2.0
Mauritius...
	2.0	-	2.0
Japan...
	1.6	-	1.6
OtherFootnote Reference(b)...
	15.2	1.4	16.6
Total...
	95.8%	4.2%	100.0%
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
9.7%
AA/Aa...
0.4
A...
2.7
BBB/Baa...
10.9
BB/Ba...
25.4
B...
29.9
CCC/Caa...
2.6
D...
0.0Footnote Reference(f)
N/R...
18.4
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Credit Relative Value Fund

Institutional Shares | BGCIX

Annual Shareholder Report — July 31, 2026

BGCIX-07/26-AR

BlackRock Credit Relative Value Fund

Investor A Shares | BGCAX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$169	1.66%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Investor A Shares returned 2.99%.

  For the same period, the Fund’s benchmarks, the Bloomberg Global Aggregate Bond Index, returned 1.60% and the ICE BofA 3-Month U.S. Treasury Bill Index, returned 3.82%.

What contributed to performance?

The Fund’s directional positions in European high yield bonds, senior collateralized loan obligations, and bank loans made the largest contributions to performance. In the United States, positions in shorter-duration high yield and investment grade bonds helped results. (Duration is a measure of interest rate sensitivity.) Exposure to aviation financing through enhanced equipment trust certificates contributed, as well.

U.S. absolute return strategies also helped results, primarily through event-related trades, idiosyncratic long positions, and thematic trades. European absolute return strategies, particularly event-related trades, also contributed. The Fund's cash position had no material impact on performance.

What detracted from performance?

Risk-management strategies in the United States detracted mildly, as did select short positions in both U.S. and European high yield bonds. The implementation of the risk-management strategies included the use of derivatives and an elevated cash position. The Fund’s cash position contributed to absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor A Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 16	$9,658	$9,951	$10,002
Sep 16	$9,668	$10,006	$10,007
Oct 16	$9,746	$9,728	$10,009
Nov 16	$9,726	$9,342	$10,011
Dec 16	$9,794	$9,299	$10,015
Jan 17	$9,882	$9,404	$10,020
Feb 17	$9,901	$9,448	$10,024
Mar 17	$9,901	$9,463	$10,026
Apr 17	$9,921	$9,570	$10,032
May 17	$9,960	$9,718	$10,037
Jun 17	$9,960	$9,709	$10,046
Jul 17	$10,018	$9,872	$10,054
Aug 17	$10,018	$9,970	$10,064
Sep 17	$10,057	$9,880	$10,072
Oct 17	$10,105	$9,843	$10,081
Nov 17	$10,086	$9,952	$10,090
Dec 17	$10,109	$9,987	$10,101
Jan 18	$10,197	$10,106	$10,113
Feb 18	$10,197	$10,016	$10,123
Mar 18	$10,148	$10,123	$10,137
Apr 18	$10,177	$9,961	$10,150
May 18	$10,109	$9,885	$10,166
Jun 18	$10,070	$9,841	$10,183
Jul 18	$10,099	$9,825	$10,199
Aug 18	$10,129	$9,835	$10,217
Sep 18	$10,148	$9,750	$10,233
Oct 18	$10,099	$9,641	$10,250
Nov 18	$9,982	$9,671	$10,271
Dec 18	$9,908	$9,867	$10,290
Jan 19	$10,032	$10,017	$10,311
Feb 19	$10,104	$9,959	$10,329
Mar 19	$10,156	$10,084	$10,352
Apr 19	$10,259	$10,054	$10,371
May 19	$10,218	$10,190	$10,395
Jun 19	$10,300	$10,416	$10,418
Jul 19	$10,362	$10,387	$10,437
Aug 19	$10,414	$10,599	$10,458
Sep 19	$10,466	$10,491	$10,477
Oct 19	$10,466	$10,561	$10,497
Nov 19	$10,517	$10,481	$10,510
Dec 19	$10,616	$10,542	$10,525
Jan 20	$10,669	$10,676	$10,539
Feb 20	$10,626	$10,748	$10,555
Mar 20	$9,846	$10,507	$10,585
Apr 20	$10,017	$10,714	$10,586
May 20	$10,188	$10,761	$10,586
Jun 20	$10,295	$10,856	$10,588
Jul 20	$10,444	$11,202	$10,590
Aug 20	$10,498	$11,185	$10,591
Sep 20	$10,444	$11,145	$10,592
Oct 20	$10,477	$11,156	$10,593
Nov 20	$10,787	$11,359	$10,594
Dec 20	$11,008	$11,511	$10,595
Jan 21	$11,086	$11,410	$10,596
Feb 21	$11,208	$11,213	$10,597
Mar 21	$11,219	$10,998	$10,598
Apr 21	$11,285	$11,137	$10,598
May 21	$11,329	$11,241	$10,598
Jun 21	$11,385	$11,142	$10,598
Jul 21	$11,340	$11,290	$10,598
Aug 21	$11,374	$11,243	$10,599
Sep 21	$11,363	$11,044	$10,600
Oct 21	$11,318	$11,017	$10,599
Nov 21	$11,285	$10,985	$10,600
Dec 21	$11,353	$10,969	$10,601
Jan 22	$11,250	$10,745	$10,600
Feb 22	$11,113	$10,617	$10,602
Mar 22	$11,090	$10,294	$10,605
Apr 22	$10,975	$9,730	$10,606
May 22	$10,804	$9,756	$10,614
Jun 22	$10,460	$9,443	$10,617
Jul 22	$10,575	$9,644	$10,622
Aug 22	$10,609	$9,263	$10,640
Sep 22	$10,346	$8,787	$10,666
Oct 22	$10,323	$8,727	$10,683
Nov 22	$10,392	$9,138	$10,718
Dec 22	$10,422	$9,187	$10,756
Jan 23	$10,620	$9,489	$10,790
Feb 23	$10,644	$9,173	$10,825
Mar 23	$10,558	$9,463	$10,872
Apr 23	$10,731	$9,505	$10,906
May 23	$10,743	$9,319	$10,949
Jun 23	$10,792	$9,318	$10,999
Jul 23	$10,866	$9,383	$11,043
Aug 23	$10,916	$9,255	$11,093
Sep 23	$10,953	$8,984	$11,143
Oct 23	$10,916	$8,877	$11,193
Nov 23	$11,113	$9,325	$11,243
Dec 23	$11,328	$9,712	$11,296
Jan 24	$11,443	$9,578	$11,344
Feb 24	$11,481	$9,458	$11,391
Mar 24	$11,570	$9,510	$11,442
Apr 24	$11,570	$9,270	$11,491
May 24	$11,710	$9,391	$11,546
Jun 24	$11,786	$9,405	$11,593
Jul 24	$11,888	$9,664	$11,645
Aug 24	$12,002	$9,893	$11,701
Sep 24	$12,129	$10,061	$11,751
Oct 24	$12,129	$9,724	$11,796
Nov 24	$12,206	$9,757	$11,841
Dec 24	$12,243	$9,548	$11,889
Jan 25	$12,379	$9,602	$11,933
Feb 25	$12,487	$9,740	$11,971
Mar 25	$12,379	$9,800	$12,011
Apr 25	$12,419	$10,088	$12,052
May 25	$12,610	$10,052	$12,096
Jun 25	$12,705	$10,242	$12,136
Jul 25	$12,827	$10,090	$12,177
Aug 25	$12,854	$10,236	$12,225
Sep 25	$12,963	$10,303	$12,266
Oct 25	$12,977	$10,277	$12,309
Nov 25	$12,977	$10,301	$12,343
Dec 25	$13,025	$10,328	$12,386
Jan 26	$13,068	$10,425	$12,421
Feb 26	$13,068	$10,541	$12,455
Mar 26	$12,953	$10,217	$12,491
Apr 26	$13,082	$10,344	$12,527
May 26	$13,182	$10,379	$12,565
Jun 26	$13,211	$10,306	$12,601
Jul 26	$13,211	$10,251	$12,643

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	2.99%	3.10%	3.24%
Investor A Shares (with sales charge)...
	(1.13)	2.26	2.82
Bloomberg Global Aggregate Bond Index...
	1.60	(1.91)	0.25
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.82	3.59	2.37

Key Fund statistics

Table Summary
Net Assets...
$1,002,887,869
Number of Portfolio Holdings...
1,136
Net Investment Advisory Fees...
$7,836,759
Portfolio Turnover Rate...
104%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund’s returns shown prior to May 5, 2025 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Long/Short Credit Fund.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Geographic allocation

Credit quality allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	44.7%	2.2%	46.9%
Ireland...
	9.6	-	9.6
United Kingdom...
	6.6	-	6.6
Germany...
	4.5	-	4.5
France...
	3.8	-	3.8
Luxembourg...
	3.6	0.4	4.0
Italy...
	2.2	0.2	2.4
Cayman Islands...
	2.0	-	2.0
Mauritius...
	2.0	-	2.0
Japan...
	1.6	-	1.6
OtherFootnote Reference(b)...
	15.2	1.4	16.6
Total...
	95.8%	4.2%	100.0%
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
9.7%
AA/Aa...
0.4
A...
2.7
BBB/Baa...
10.9
BB/Ba...
25.4
B...
29.9
CCC/Caa...
2.6
D...
0.0Footnote Reference(f)
N/R...
18.4
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Credit Relative Value Fund

Investor A Shares | BGCAX

Annual Shareholder Report — July 31, 2026

BGCAX-07/26-AR

BlackRock Credit Relative Value Fund

Investor C Shares | BGCCX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$244	2.41%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Investor C Shares returned 2.27%.

  For the same period, the Fund’s benchmarks, the Bloomberg Global Aggregate Bond Index, returned 1.60% and the ICE BofA 3-Month U.S. Treasury Bill Index, returned 3.82%.

What contributed to performance?

The Fund’s directional positions in European high yield bonds, senior collateralized loan obligations, and bank loans made the largest contributions to performance. In the United States, positions in shorter-duration high yield and investment grade bonds helped results. (Duration is a measure of interest rate sensitivity.) Exposure to aviation financing through enhanced equipment trust certificates contributed, as well.

U.S. absolute return strategies also helped results, primarily through event-related trades, idiosyncratic long positions, and thematic trades. European absolute return strategies, particularly event-related trades, also contributed. The Fund's cash position had no material impact on performance.

What detracted from performance?

Risk-management strategies in the United States detracted mildly, as did select short positions in both U.S. and European high yield bonds. The implementation of the risk-management strategies included the use of derivatives and an elevated cash position. The Fund’s cash position contributed to absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Investor C Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 16	$10,051	$9,951	$10,002
Sep 16	$10,051	$10,006	$10,007
Oct 16	$10,123	$9,728	$10,009
Nov 16	$10,102	$9,342	$10,011
Dec 16	$10,164	$9,299	$10,015
Jan 17	$10,246	$9,404	$10,020
Feb 17	$10,266	$9,448	$10,024
Mar 17	$10,256	$9,463	$10,026
Apr 17	$10,277	$9,570	$10,032
May 17	$10,307	$9,718	$10,037
Jun 17	$10,297	$9,709	$10,046
Jul 17	$10,348	$9,872	$10,054
Aug 17	$10,338	$9,970	$10,064
Sep 17	$10,379	$9,880	$10,072
Oct 17	$10,430	$9,843	$10,081
Nov 17	$10,400	$9,952	$10,090
Dec 17	$10,420	$9,987	$10,101
Jan 18	$10,502	$10,106	$10,113
Feb 18	$10,492	$10,016	$10,123
Mar 18	$10,441	$10,123	$10,137
Apr 18	$10,461	$9,961	$10,150
May 18	$10,389	$9,885	$10,166
Jun 18	$10,338	$9,841	$10,183
Jul 18	$10,369	$9,825	$10,199
Aug 18	$10,379	$9,835	$10,217
Sep 18	$10,400	$9,750	$10,233
Oct 18	$10,338	$9,641	$10,250
Nov 18	$10,215	$9,671	$10,271
Dec 18	$10,129	$9,867	$10,290
Jan 19	$10,247	$10,017	$10,311
Feb 19	$10,322	$9,959	$10,329
Mar 19	$10,365	$10,084	$10,352
Apr 19	$10,462	$10,054	$10,371
May 19	$10,419	$10,190	$10,395
Jun 19	$10,494	$10,416	$10,418
Jul 19	$10,547	$10,387	$10,437
Aug 19	$10,601	$10,599	$10,458
Sep 19	$10,644	$10,491	$10,477
Oct 19	$10,633	$10,561	$10,497
Nov 19	$10,687	$10,481	$10,510
Dec 19	$10,771	$10,542	$10,525
Jan 20	$10,815	$10,676	$10,539
Feb 20	$10,771	$10,748	$10,555
Mar 20	$9,978	$10,507	$10,585
Apr 20	$10,144	$10,714	$10,586
May 20	$10,309	$10,761	$10,586
Jun 20	$10,408	$10,856	$10,588
Jul 20	$10,551	$11,202	$10,590
Aug 20	$10,606	$11,185	$10,591
Sep 20	$10,540	$11,145	$10,592
Oct 20	$10,562	$11,156	$10,593
Nov 20	$10,871	$11,359	$10,594
Dec 20	$11,088	$11,511	$10,595
Jan 21	$11,166	$11,410	$10,596
Feb 21	$11,279	$11,213	$10,597
Mar 21	$11,279	$10,998	$10,598
Apr 21	$11,347	$11,137	$10,598
May 21	$11,380	$11,241	$10,598
Jun 21	$11,426	$11,142	$10,598
Jul 21	$11,369	$11,290	$10,598
Aug 21	$11,403	$11,243	$10,599
Sep 21	$11,380	$11,044	$10,600
Oct 21	$11,335	$11,017	$10,599
Nov 21	$11,279	$10,985	$10,600
Dec 21	$11,349	$10,969	$10,601
Jan 22	$11,234	$10,745	$10,600
Feb 22	$11,095	$10,617	$10,602
Mar 22	$11,061	$10,294	$10,605
Apr 22	$10,946	$9,730	$10,606
May 22	$10,761	$9,756	$10,614
Jun 22	$10,416	$9,443	$10,617
Jul 22	$10,531	$9,644	$10,622
Aug 22	$10,542	$9,263	$10,640
Sep 22	$10,289	$8,787	$10,666
Oct 22	$10,254	$8,727	$10,683
Nov 22	$10,312	$9,138	$10,718
Dec 22	$10,332	$9,187	$10,756
Jan 23	$10,528	$9,489	$10,790
Feb 23	$10,553	$9,173	$10,825
Mar 23	$10,454	$9,463	$10,872
Apr 23	$10,626	$9,505	$10,906
May 23	$10,626	$9,319	$10,949
Jun 23	$10,663	$9,318	$10,999
Jul 23	$10,725	$9,383	$11,043
Aug 23	$10,774	$9,255	$11,093
Sep 23	$10,811	$8,984	$11,143
Oct 23	$10,762	$8,877	$11,193
Nov 23	$10,946	$9,325	$11,243
Dec 23	$11,151	$9,712	$11,296
Jan 24	$11,263	$9,578	$11,344
Feb 24	$11,288	$9,458	$11,391
Mar 24	$11,364	$9,510	$11,442
Apr 24	$11,364	$9,270	$11,491
May 24	$11,489	$9,391	$11,546
Jun 24	$11,551	$9,405	$11,593
Jul 24	$11,651	$9,664	$11,645
Aug 24	$11,764	$9,893	$11,701
Sep 24	$11,888	$10,061	$11,751
Oct 24	$11,888	$9,724	$11,796
Nov 24	$11,963	$9,757	$11,841
Dec 24	$11,999	$9,548	$11,889
Jan 25	$12,132	$9,602	$11,933
Feb 25	$12,239	$9,740	$11,971
Mar 25	$12,132	$9,800	$12,011
Apr 25	$12,172	$10,088	$12,052
May 25	$12,359	$10,052	$12,096
Jun 25	$12,452	$10,242	$12,136
Jul 25	$12,572	$10,090	$12,177
Aug 25	$12,599	$10,236	$12,225
Sep 25	$12,705	$10,303	$12,266
Oct 25	$12,718	$10,277	$12,309
Nov 25	$12,718	$10,301	$12,343
Dec 25	$12,766	$10,328	$12,386
Jan 26	$12,808	$10,425	$12,421
Feb 26	$12,808	$10,541	$12,455
Mar 26	$12,695	$10,217	$12,491
Apr 26	$12,822	$10,344	$12,527
May 26	$12,920	$10,379	$12,565
Jun 26	$12,948	$10,306	$12,601
Jul 26	$12,948	$10,251	$12,643

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	2.27%	2.32%	2.62%
Investor C Shares (with sales charge)...
	1.30	2.32	2.62
Bloomberg Global Aggregate Bond Index...
	1.60	(1.91)	0.25
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.82	3.59	2.37

Key Fund statistics

Table Summary
Net Assets...
$1,002,887,869
Number of Portfolio Holdings...
1,136
Net Investment Advisory Fees...
$7,836,759
Portfolio Turnover Rate...
104%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund’s returns shown prior to May 5, 2025 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Long/Short Credit Fund.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Geographic allocation

Credit quality allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	44.7%	2.2%	46.9%
Ireland...
	9.6	-	9.6
United Kingdom...
	6.6	-	6.6
Germany...
	4.5	-	4.5
France...
	3.8	-	3.8
Luxembourg...
	3.6	0.4	4.0
Italy...
	2.2	0.2	2.4
Cayman Islands...
	2.0	-	2.0
Mauritius...
	2.0	-	2.0
Japan...
	1.6	-	1.6
OtherFootnote Reference(b)...
	15.2	1.4	16.6
Total...
	95.8%	4.2%	100.0%
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
9.7%
AA/Aa...
0.4
A...
2.7
BBB/Baa...
10.9
BB/Ba...
25.4
B...
29.9
CCC/Caa...
2.6
D...
0.0Footnote Reference(f)
N/R...
18.4
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Credit Relative Value Fund

Investor C Shares | BGCCX

Annual Shareholder Report — July 31, 2026

BGCCX-07/26-AR

BlackRock Credit Relative Value Fund

Class K Shares | BDMKX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$140	1.38%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund’s Class K Shares returned 3.33%.

  For the same period, the Fund’s benchmarks, the Bloomberg Global Aggregate Bond Index, returned 1.60% and the ICE BofA 3-Month U.S. Treasury Bill Index, returned 3.82%.

What contributed to performance?

The Fund’s directional positions in European high yield bonds, senior collateralized loan obligations, and bank loans made the largest contributions to performance. In the United States, positions in shorter-duration high yield and investment grade bonds helped results. (Duration is a measure of interest rate sensitivity.) Exposure to aviation financing through enhanced equipment trust certificates contributed, as well.

U.S. absolute return strategies also helped results, primarily through event-related trades, idiosyncratic long positions, and thematic trades. European absolute return strategies, particularly event-related trades, also contributed. The Fund's cash position had no material impact on performance.

What detracted from performance?

Risk-management strategies in the United States detracted mildly, as did select short positions in both U.S. and European high yield bonds. The implementation of the risk-management strategies included the use of derivatives and an elevated cash position. The Fund’s cash position contributed to absolute performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Class K Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 16	$10,060	$9,951	$10,002
Sep 16	$10,071	$10,006	$10,007
Oct 16	$10,151	$9,728	$10,009
Nov 16	$10,141	$9,342	$10,011
Dec 16	$10,212	$9,299	$10,015
Jan 17	$10,302	$9,404	$10,020
Feb 17	$10,333	$9,448	$10,024
Mar 17	$10,333	$9,463	$10,026
Apr 17	$10,363	$9,570	$10,032
May 17	$10,403	$9,718	$10,037
Jun 17	$10,403	$9,709	$10,046
Jul 17	$10,464	$9,872	$10,054
Aug 17	$10,464	$9,970	$10,064
Sep 17	$10,514	$9,880	$10,072
Oct 17	$10,575	$9,843	$10,081
Nov 17	$10,554	$9,952	$10,090
Dec 17	$10,584	$9,987	$10,101
Jan 18	$10,676	$10,106	$10,113
Feb 18	$10,676	$10,016	$10,123
Mar 18	$10,635	$10,123	$10,137
Apr 18	$10,665	$9,961	$10,150
May 18	$10,594	$9,885	$10,166
Jun 18	$10,553	$9,841	$10,183
Jul 18	$10,594	$9,825	$10,199
Aug 18	$10,625	$9,835	$10,217
Sep 18	$10,655	$9,750	$10,233
Oct 18	$10,594	$9,641	$10,250
Nov 18	$10,482	$9,671	$10,271
Dec 18	$10,404	$9,867	$10,290
Jan 19	$10,534	$10,017	$10,311
Feb 19	$10,610	$9,959	$10,329
Mar 19	$10,675	$10,084	$10,352
Apr 19	$10,783	$10,054	$10,371
May 19	$10,751	$10,190	$10,395
Jun 19	$10,838	$10,416	$10,418
Jul 19	$10,903	$10,387	$10,437
Aug 19	$10,957	$10,599	$10,458
Sep 19	$11,011	$10,491	$10,477
Oct 19	$11,022	$10,561	$10,497
Nov 19	$11,076	$10,481	$10,510
Dec 19	$11,185	$10,542	$10,525
Jan 20	$11,242	$10,676	$10,539
Feb 20	$11,197	$10,748	$10,555
Mar 20	$10,386	$10,507	$10,585
Apr 20	$10,566	$10,714	$10,586
May 20	$10,747	$10,761	$10,586
Jun 20	$10,859	$10,856	$10,588
Jul 20	$11,017	$11,202	$10,590
Aug 20	$11,084	$11,185	$10,591
Sep 20	$11,039	$11,145	$10,592
Oct 20	$11,073	$11,156	$10,593
Nov 20	$11,399	$11,359	$10,594
Dec 20	$11,635	$11,511	$10,595
Jan 21	$11,729	$11,410	$10,596
Feb 21	$11,858	$11,213	$10,597
Mar 21	$11,870	$10,998	$10,598
Apr 21	$11,951	$11,137	$10,598
May 21	$11,998	$11,241	$10,598
Jun 21	$12,057	$11,142	$10,598
Jul 21	$12,010	$11,290	$10,598
Aug 21	$12,045	$11,243	$10,599
Sep 21	$12,045	$11,044	$10,600
Oct 21	$11,998	$11,017	$10,599
Nov 21	$11,963	$10,985	$10,600
Dec 21	$12,048	$10,969	$10,601
Jan 22	$11,939	$10,745	$10,600
Feb 22	$11,793	$10,617	$10,602
Mar 22	$11,769	$10,294	$10,605
Apr 22	$11,648	$9,730	$10,606
May 22	$11,478	$9,756	$10,614
Jun 22	$11,114	$9,443	$10,617
Jul 22	$11,247	$9,644	$10,622
Aug 22	$11,272	$9,263	$10,640
Sep 22	$11,005	$8,787	$10,666
Oct 22	$10,981	$8,727	$10,683
Nov 22	$11,053	$9,138	$10,718
Dec 22	$11,083	$9,187	$10,756
Jan 23	$11,293	$9,489	$10,790
Feb 23	$11,333	$9,173	$10,825
Mar 23	$11,254	$9,463	$10,872
Apr 23	$11,438	$9,505	$10,906
May 23	$11,451	$9,319	$10,949
Jun 23	$11,504	$9,318	$10,999
Jul 23	$11,582	$9,383	$11,043
Aug 23	$11,635	$9,255	$11,093
Sep 23	$11,688	$8,984	$11,143
Oct 23	$11,648	$8,877	$11,193
Nov 23	$11,859	$9,325	$11,243
Dec 23	$12,089	$9,712	$11,296
Jan 24	$12,212	$9,578	$11,344
Feb 24	$12,252	$9,458	$11,391
Mar 24	$12,348	$9,510	$11,442
Apr 24	$12,361	$9,270	$11,491
May 24	$12,511	$9,391	$11,546
Jun 24	$12,592	$9,405	$11,593
Jul 24	$12,701	$9,664	$11,645
Aug 24	$12,837	$9,893	$11,701
Sep 24	$12,973	$10,061	$11,751
Oct 24	$12,987	$9,724	$11,796
Nov 24	$13,068	$9,757	$11,841
Dec 24	$13,112	$9,548	$11,889
Jan 25	$13,258	$9,602	$11,933
Feb 25	$13,375	$9,740	$11,971
Mar 25	$13,272	$9,800	$12,011
Apr 25	$13,302	$10,088	$12,052
May 25	$13,520	$10,052	$12,096
Jun 25	$13,622	$10,242	$12,136
Jul 25	$13,754	$10,090	$12,177
Aug 25	$13,798	$10,236	$12,225
Sep 25	$13,900	$10,303	$12,266
Oct 25	$13,929	$10,277	$12,309
Nov 25	$13,929	$10,301	$12,343
Dec 25	$13,980	$10,328	$12,386
Jan 26	$14,027	$10,425	$12,421
Feb 26	$14,042	$10,541	$12,455
Mar 26	$13,919	$10,217	$12,491
Apr 26	$14,058	$10,344	$12,527
May 26	$14,181	$10,379	$12,565
Jun 26	$14,197	$10,306	$12,601
Jul 26	$14,212	$10,251	$12,643

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	3.33%	3.42%	3.58%
Bloomberg Global Aggregate Bond Index...
	1.60	(1.91)	0.25
ICE BofA 3-Month U.S. Treasury Bill Index...
	3.82	3.59	2.37

Key Fund statistics

Table Summary
Net Assets...
$1,002,887,869
Number of Portfolio Holdings...
1,136
Net Investment Advisory Fees...
$7,836,759
Portfolio Turnover Rate...
104%

The Fund’s returns shown prior to May 5, 2025 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Long/Short Credit Fund.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Geographic allocation

Credit quality allocation

Table Summary
	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	44.7%	2.2%	46.9%
Ireland...
	9.6	-	9.6
United Kingdom...
	6.6	-	6.6
Germany...
	4.5	-	4.5
France...
	3.8	-	3.8
Luxembourg...
	3.6	0.4	4.0
Italy...
	2.2	0.2	2.4
Cayman Islands...
	2.0	-	2.0
Mauritius...
	2.0	-	2.0
Japan...
	1.6	-	1.6
OtherFootnote Reference(b)...
	15.2	1.4	16.6
Total...
	95.8%	4.2%	100.0%
Table Summary
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
9.7%
AA/Aa...
0.4
A...
2.7
BBB/Baa...
10.9
BB/Ba...
25.4
B...
29.9
CCC/Caa...
2.6
D...
0.0Footnote Reference(f)
N/R...
18.4
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Credit Relative Value Fund

Class K Shares | BDMKX

Annual Shareholder Report — July 31, 2026

BDMKX-07/26-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Lorenzo A. Flores
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Credit Relative Value Fund	$77,871	$77,871	$5,000	$0	$0	$28,100	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

              Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Credit Relative Value Fund	$5,000	$28,100

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Annual Financial
Statements and Additional
Information
BlackRock Funds IV
BlackRock Credit Relative Value Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
July 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 2.0%
(a)
Anchorage Capital CLO 18 Ltd., Series
2021-18A, Class A1R, (3-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 4.94%, 07/15/39
(b)
..... USD 2,000 $ 2,000,387
Ares Loan Funding VI Ltd., Series
2024-ALF6A, Class ER, (3-mo.
CME Term SOFR at 6.42% Floor +
6.42%), 10.17%, 07/15/39
(b)
..... 1,000 1,001,898
Ares LXXII CLO Ltd., Series 2024-72A,
Class C, (3-mo. CME Term SOFR
at 2.00% Floor + 2.00%), 5.75%,
07/15/36
(b)
................ 2,000 2,002,085
Bain Capital Credit CLO Ltd., Series
2020-1A, Class A1RR, (3-mo.
CME Term SOFR at 0.99% Floor +
0.99%), 4.72%, 04/18/33
(b)
..... 739 738,725
BBAM European CLO X DAC, Series
10X, Class D, (3-mo. EURIBOR
at 2.75% Floor + 2.75%), 0.00%,
07/15/39
(c)
................ EUR 325 374,774
BlueMountain CLO Ltd.
(b)
Series 2015-3A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.76%), 5.49%, 04/20/31 ... USD 857 855,850
Series 2018-3A, Class BR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 5.66%, 10/25/30 ... 425 424,566
BlueMountain CLO XXVI Ltd., Series
2019-26A, Class CR2, (3-mo.
CME Term SOFR at 1.85% Floor +
1.85%), 5.58%, 10/20/34
(b)
..... 2,000 2,002,351
Madison Park Funding XXXVI Ltd.,
Series 2019-36A, Class B1RR,
(3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.30%, 04/15/35
(b)
2,000 2,004,780
Neuberger Berman Loan Advisers CLO
45 Ltd., Series 2021-45A, Class BR,
(3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.29%, 10/14/36
(b)
2,000 2,002,700
Pikes Peak CLO 18, Series 2025-18A,
Class E, (3-mo. CME Term SOFR
at 5.75% Floor + 5.75%), 9.48%,
04/20/38
(b)
................ 1,000 1,003,373
RR 44 Ltd., Series 2026-44A, Class
A1A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.17%), 4.92%,
04/15/41
(b)
................ 1,000 999,502
RR 8 Ltd., Series 2020-8A, Class A1A2,
(3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.98%, 01/15/39
(b)
2,000 2,000,632
Symphony CLO 49 Ltd., Series 2025-
49A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
5.43%, 07/20/38
(b)
........... 1,354 1,356,459
Symphony CLO XIX Ltd., Series 2018-
19A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.61%),
5.40%, 04/16/31
(b)
........... 570 570,676
VERDE CLO Ltd., Series 2019-1A,
Class CRR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
5.75%, 04/15/32
(b)
........... 350 351,045
19,689,803
Security
Par (000)
Par (000) Value
Ireland — 9.4%
(a)(c)
1988 Asset Management Euro CLO
1 DAC
Series 1X, Class A, (3-mo.
EURIBOR at 1.29% Floor +
1.29%), 3.74%, 04/15/40 .... EUR 1,500 $ 1,729,679
Series 1X, Class D, (3-mo.
EURIBOR at 2.95% Floor +
2.95%), 5.40%, 04/15/40 .... 230 265,023
Anchorage Capital Europe CLO 10
DAC, Series 10X, Class DR, (3-mo.
EURIBOR at 2.95% Floor + 2.95%),
5.44%, 07/22/38 ............ 420 484,315
Arbour CLO II DAC, Series 2014-2XR,
Class D3R, (3-mo. EURIBOR at
2.95% Floor + 2.95%), 0.00%,
08/15/39 ................. 500 576,575
Arcano Euro CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.26%
Floor + 1.26%), 3.73%, 04/25/39 . 2,220 2,564,124
Arcano Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.72%, 01/17/39 . 470 541,568
Ares European CLO VIII DAC, Series
8X, Class DRR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 5.26%,
04/17/39 ................. 455 524,683
Arini European CLO V DAC
Series 5X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.63%, 01/15/39 .... 2,780 3,199,432
Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 5.23%, 01/15/39 .... 480 553,067
Arini European CLO VII DAC, Series
7X, Class A, (3-mo. EURIBOR
at 1.30% Floor + 1.30%), 3.73%,
01/15/39 ................. 3,710 4,288,314
Arini European CLO X DAC, Series
10X, Class D, (3-mo. EURIBOR
at 3.10% Floor + 3.10%), 5.44%,
07/15/40 ................. 220 254,653
Aurium CLO VIII DAC, Series 8X, Class
AR, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 3.77%, 10/16/38 . 3,710 4,290,548
Avoca CLO, Series 36X, Class D,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 0.00%, 07/15/40 ....... 355 411,915
Avoca CLO XIV DAC, Series 14X,
Class SUB, 0.00%, 01/12/31
(d) (e)
.. 1,500 588,798
Blackthorn Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 2.75%
Floor + 2.75%), 0.00%, 10/15/39 . 420 487,340
Bridgepoint CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 3.73%, 10/15/39 . 3,710 4,288,852
Bridgepoint CLO XI DAC
Series 11X, Class A, (3-mo.
EURIBOR at 1.26% Floor +
1.26%), 0.00%, 07/20/39 .... 1,500 1,729,725
Series 11X, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 0.00%, 07/20/39 .... 100 115,316
CIFC European Funding CLO I DAC,
Series 1XR, Class DRR, (3-mo.
EURIBOR at 2.90% Floor + 2.90%),
0.00%, 07/15/40 ............ 420 484,323

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
CIFC European Funding CLO II
DAC, Series 2X, Class AR, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.73%, 10/15/39 ............ EUR 8,340 $ 9,626,543
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.53%, 10/15/37 . 480 548,540
Contego CLO VII DAC, Series 7X,
Class AR, (3-mo. EURIBOR at
1.33% Floor + 1.33%), 3.80%,
01/23/38 ................. 1,850 2,138,825
CVC Cordatus Loan Fund IX DAC,
Series 9X, Class DRR, (3-mo.
EURIBOR at 2.90% Floor + 2.90%),
5.42%, 05/20/40 ............ 310 357,869
CVC Cordatus Loan Fund XXX DAC,
Series 30X, Class AR, (3-mo.
EURIBOR at 1.25% Floor + 1.25%),
3.53%, 05/15/37 ............ 2,000 2,307,009
Elmwood European CLO 2 DAC, Series
2026-2X, Class A, (3-mo. EURIBOR
at 1.28% Floor + 1.28%), 3.99%,
07/15/38 ................. 1,200 1,385,995
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class AR, (3-mo.
EURIBOR at 1.23% Floor + 1.23%),
3.51%, 02/15/38 ............ 2,590 2,986,681
Hambridge Euro CLO 1 DAC, Series
1X, Class A, (3-mo. EURIBOR
at 1.37% Floor + 1.37%), 3.85%,
10/20/38 ................. 3,710 4,288,771
Hambridge Euro CLO 2 DAC, Series
2X, Class A, (3-mo. EURIBOR
at 1.26% Floor + 1.26%), 3.46%,
01/20/39 ................. 1,500 1,734,756
Harvest CLO XLI DAC, Series 41X,
Class D, (3-mo. EURIBOR at 2.90%
Floor + 2.90%), 0.00%, 07/15/39 . 420 484,323
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 3.42%, 07/25/34 . 1,177 1,359,672
Henley CLO XI DAC, Series 11X, Class
A, (3-mo. EURIBOR at 1.20% Floor
+ 1.20%), 3.67%, 04/25/39 ..... 2,040 2,353,830
Henley CLO XVI DAC, Series 16X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 0.00%, 04/25/39 . 600 691,890
Henley CLO XVII DAC
Series 17X, Class A, (3-mo.
EURIBOR at 1.28% Floor +
1.28%), 3.71%, 07/15/38 .... 2,000 2,312,620
Series 17X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.48%, 07/25/39 .... 957 1,107,353
OCP Euro CLO DAC, Series 2017-2X,
Class DRR, (3-mo. EURIBOR at
3.15% Floor + 3.15%), 5.58%,
04/15/37 ................. 150 172,140
Otranto Park CLO DAC, Series 1X,
Class AR, (3-mo. EURIBOR at
1.30% Floor + 1.30%), 3.73%,
10/15/39 ................. 2,141 2,475,049
Palmer Square European CLO DAC
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 3.77%, 10/15/37 .... 1,700 1,960,514
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2024-2XR, Class AR, (3-mo.
EURIBOR at 1.27% Floor +
1.27%), 0.00%, 10/15/39 .... EUR 1,248 $ 1,439,131
Series 2024-2XR, Class DR, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 0.00%, 10/15/39 .... 300 345,945
Series 2026-2X, Class A, (3-mo.
EURIBOR at 1.25% Floor +
1.25%), 0.00%, 08/15/39 .... 2,000 2,306,300
Series 2026-2X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 0.00%, 08/15/39 .... 350 403,603
Penta CLO 14 DAC
Series 2023-14X, Class ARR, (3-mo.
EURIBOR at 1.27% Floor +
1.27%), 3.75%, 04/20/40 .... 2,000 2,310,900
Series 2023-14X, Class DRR, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 5.38%, 04/20/40 .... 282 325,622
Penta CLO 18 DAC, Series 2024-
18X, Class DR, (3-mo. EURIBOR
at 2.85% Floor + 2.85%), 5.28%,
01/15/39 ................. 455 524,670
Providus CLO XV DAC, Series 15X,
Class A, (3-mo. EURIBOR at 1.31%
Floor + 1.31%), 3.96%, 07/20/38 . 1,429 1,650,153
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.22% Floor + 1.22%),
3.69%, 10/25/37 ............ 2,220 2,559,988
Sculptor European CLO VIII DAC
Series 8X, Class A1R, (3-mo.
EURIBOR at 1.28% Floor +
1.28%), 3.45%, 01/17/38 .... 1,200 1,386,307
Series 8X, Class DR, (3-mo.
EURIBOR at 2.95% Floor +
2.95%), 5.12%, 01/17/39 .... 230 265,719
Signal Harmonic CLO I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 1.40% Floor + 1.40%), 3.83%,
07/15/38 ................. 3,710 4,291,830
Silver Point Euro CLO 2 DAC
Series 2X, Class A, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 3.66%, 01/15/39 .... 1,500 1,735,150
Series 2X, Class D, (3-mo.
EURIBOR at 3.20% Floor +
3.20%), 5.54%, 01/15/39 .... 130 150,268
Sona Fios CLO III DAC, Series 3X,
Class A, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 3.80%, 04/20/37 . 1,420 1,647,509
Texas Debt Capital Euro CLO DAC
Series 2024-1X, Class AR, (3-mo.
EURIBOR at 1.28% Floor +
1.28%), 3.40%, 07/16/40 .... 2,000 2,307,445
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.18% Floor +
1.18%), 3.63%, 04/16/39 .... 2,960 3,416,816
Tikehau CLO XII DAC, Series 12X,
Class A, (3-mo. EURIBOR at 1.34%
Floor + 1.34%), 3.83%, 10/20/38 . 1,700 1,965,900
94,703,886

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.1%
Ocp CLO Ltd., Series 2024-33A, Class
A1R, (3-mo. CME Term SOFR
at 1.19% Floor + 1.19%), 4.89%,
07/20/39
(a) (b)
............... USD 1,000 $ 999,549
United Kingdom — 0.1%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 898 1,251,142
United States — 2.1%
522 Funding CLO A Ltd., Series 2017-
1A, Class CR2, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%),
3.73%, 10/20/34
(a) (b)
.......... USD 2,000 2,001,770
Compass Datacenters Issuer III LLC
(b)
Series 2025-3A, Class A2, 5.29%,
07/25/50 ............... 505 493,974
Series 2026-1A, Class A22, 5.29%,
02/25/56 ............... 1,000 979,201
Series 2026-2A, Class A21, 5.72%,
07/25/56 ............... 2,220 2,222,410
Iskandar Enterprise LLC, Series 2026-
1A, Class A21, 5.05%, 04/17/56
(b)
. 1,426 1,395,376
LMDV Issuer Co. LLC
(b)
Series 2025-1A, Class B, 5.90%,
12/15/55 ............... 667 663,041
Series 2026-1A, Class A2, 5.38%,
07/17/56 ............... 2,110 2,094,505
Series 2026-1A, Class B, 5.91%,
07/17/56 ............... 297 294,659
Series 2026-1A, Class C, 7.57%,
07/17/56 ............... 1,000 1,003,831
Lohrasp Enterprise II LLC, Series 2026-
1A, Class A21, 5.51%, 07/17/56
(b)
. 2,050 2,045,583
QTS Issuer ABS II LLC
(b)
Series 2025-1A, Class A2, 5.04%,
10/05/55 ............... 1,200 1,160,858
Series 2026-4A, Class A2, 5.70%,
03/05/56 ............... 628 618,473
Series 2026-6A, Class A23, 5.98%,
07/05/56 ............... 684 677,166
Silver Point Euro CLO 1 DAC, Series
1X, Class A, (3-mo. EURIBOR
at 1.35% Floor + 1.35%), 3.78%,
01/15/39
(a) (c)
............... EUR 3,020 3,496,813
Wireless PropCo Funding LLC
(b)
Series 2025-1A, Class A2, 4.07%,
06/25/55 ............... USD 1,397 1,320,425
Series 2025-1A, Class B, 4.30%,
06/25/55 ............... 402 375,913
20,843,998
Total Asset-Backed Securities — 13.7%
(Cost: $ 136,781,411 ) ............................. 137,488,378
Shares
Shares
Common Stocks
Bermuda — 0.0%
Travelport Technology Ltd.
(e) (f)
...... 70 47,185
Canada — 0.0%
Algoma Steel Group, Inc.
(e)
....... 15,539 59,825
Security
Shares
Shares Value
Chile — 0.0%
WOM New Holdco
(e) (f)
........... 440 $ 3,740
Germany — 0.0%
(e)
ADLER Group SA
(f)
............ 983,215 11
Innio NV .................... 107 2,613
2,624
Luxembourg — 0.1%
(e)
Altice France Lux 3 ............ 32,758 626,610
New Topco
(f)
................. 59,462 —
626,610
United Kingdom — 0.0%
(e)
Genius Sports Ltd. ............. 11,708 81,137
NEW Look Retailers
(f)
........... 5,436,112 73
81,210
United States — 0.6%
Aimbridge Topco, Inc.
(e) (f)
......... 6,349 243,370
AMC Global Media, Inc. , Class A
(e)
.. 1,286 14,403
Avaya LLC
(e)
................. 1,550 22,088
Caesars Entertainment, Inc.
(e)
..... 3,207 95,408
California Resources Corp. ....... 590 31,046
Citigroup, Inc. ................ 322 42,649
CoreWeave, Inc. , Class A
(e)
....... 2,794 200,525
Crown PropTech Acquisitions
(e) (f)
.... 18,416 14,716
Crown PropTech Acquisitions , Class A
(e)
6,461 76,498
EchoStar Corp. , Class A
(e)
........ 8,047 676,672
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21 , cost
$ 1,041,005 )
(e) (f) (g)
............ 15,345 1,505,805
Fifth Third Bancorp ............ 552 31,188
First Citizens BancShares, Inc. , Class A 80 174,932
First Horizon Corp. ............. 1,645 42,178
Flagstar Bank NA .............. 14,026 199,450
FreeWire Technologies, Inc.
(e) (f)
..... 13 —
Hawkeye Community College ,
(Acquired 05/15/26 , cost
$ 386,452 )
(e) (g)
.............. 50,312 1,066,614
Labels Buyer LLC
(e)
............ 64 2,148
Latch, Inc.
(e)
................. 31,344 5,161
New Knoxville Local School District
(e) (f)
251,775 566,151
New Look Builders, Inc.
(e) (f)
....... 11,518,792 115
Palladyne AI Corp.
(e)
............ 35,879 187,648
Palladyne AI Corp.
(e)
............ 856 4,477
Paramount Skydance Corp. , Class B 8,792 69,984
PG&E Corp. ................. 2,558 44,458
Playstudios, Inc. , Class A
(e)
....... 13,275 8,037
RSA Security LLC
(e) (f)
........... 13,553 —
Screaming Eagle Acquistion
Corp. , (Acquired 05/14/24 , cost
$ 203,300 )
(e) (g)
.............. 20,000 262,846
Solaris Energy Infrastructure, Inc. ,
Class A .................. 6,488 333,548
Sonder Holdings, Inc. , Class A
(e)
.... 6,302 —
Tribune Resources LLC
(e) (f)
....... 86,655 15,598
Vistance Networks, Inc. .......... 6,484 76,122
Walt Disney Co. (The) .......... 356 34,244
Wolfspeed, Inc.
(e)
.............. 4,652 109,880
6,157,959
Total Common Stocks — 0.7%
(Cost: $ 17,517,745 ) .............................. 6,979,153

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Angola — 0.3%
Azule Energy Finance plc , 8.63% ,
01/22/33
(b)
................ USD 2,910 $ 2,972,565
Australia — 0.2%
Oceana Australian Fixed Income Trust ,
12.50% , 07/31/27
(f)
........... AUD 445 317,821
Oceana Gold Ltd.
Class A , 11.00% , 07/31/28 ..... 525 369,416
Class A , 11.00% , 07/31/29 ..... 1,049 738,129
1,425,366
Austria — 0.3%
ams-OSRAM AG
(c)
10.50% , 03/30/29 ........... EUR 1,184 1,441,562
7.25% , 05/31/32 ............ 1,204 1,400,427
2,841,989
Canada — 1.0%
(b)
1011778 BC ULC , 3.88% , 01/15/28 .. USD 807 790,713
Brookfield Residential Properties, Inc. ,
5.00% , 06/15/29 ............ 63 59,769
Garda World Security Corp. , 8.25% ,
08/01/32 ................. 853 865,010
Mattamy Group Corp. , 4.63% , 03/01/30 137 131,296
NOVA Chemicals Corp. , 9.00% ,
02/15/30 ................. 737 772,081
Open Text Corp. , 6.90% , 12/01/27 .. 4,000 4,080,168
Open Text Holdings, Inc. , 4.13% ,
02/15/30 ................. 765 705,744
Resort Communities LoanCo. LP ,
12.00% , 11/21/28
(d) (e) (f)
........ 2,679 2,718,920
Saturn Oil & Gas, Inc. , 8.50% , 07/30/31 117 117,324
Toucan FinCo. Ltd. , 9.50% , 05/15/30 . 163 147,231
10,388,256
Chile — 0.0%
(a)(b)(h)
WOM Chile Holdco SpA , 5.00% , ( 5.00%
Cash or 5.00 % PIK), 04/01/32
(i)
.. 149 131,098
WOM Mobile SA , 11.75% , ( 11.75%
Cash or 12.50 % PIK), 04/01/31 .. 11 10,630
141,728
China — 1.4%
(c)
Alibaba Group Holding Ltd. , 0.00% ,
09/15/32
(i) (j)
................ 2,000 1,932,000
China Ruyi Holdings Ltd. , 0.00% ,
01/31/27
(i) (j)
................ HKD 2,000 242,273
CMOC Capital Ltd. , 0.00% , 01/24/27
(i) (j)
USD 2,000 1,961,989
European TopSoho SARL , Series
SMCP , 4.00% , 10/14/24
(d) (e) (i)
.... EUR 7,100 8,489,857
Fantasia Holdings Group Co. Ltd. ,
11.75% , 04/17/25
(d) (e)
......... USD 200 2,200
Zhongsheng Group Holdings Ltd. ,
5.98% , 01/30/28 ............ 1,000 905,320
13,533,639
Czech Republic — 0.4%
(c)
CPI Property Group SA
1.75% , 01/14/30 ............ EUR 2,000 1,987,777
5.88% , 07/07/32 ............ 1,447 1,566,122
Czechoslovak Group A/S , 5.25% ,
01/10/31 ................. 666 779,518
4,333,417
Security
Par (000)
Par (000) Value
Denmark — 0.5%
Genmab A/S , 6.25% , 12/15/32
(b)
.... USD 2,000 $ 2,018,306
SGL Group ApS , (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 7.24% ,
04/22/30
(a)
................ EUR 538 613,628
TDC Brands A/S , 8.00% , 04/30/31
(c)
. 2,378 2,725,200
5,357,134
Finland — 0.0%
Citycon Treasury BV , 5.38% , 07/08/31
(c)
300 329,433
France — 2.3%
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(a) (c) (k)
. 1,000 1,150,624
Altice France SA
(c)
7.25% , 11/01/29 ............ 849 985,618
5.63% , 07/15/32 ............ 615 696,275
Atos Group , 8.13% , 05/21/31
(c)
..... 838 933,950
BNP Paribas SA , Series TMO ,
(BFRTMO at 0.00% Floor - 0.25%),
2.82%
(a) (k)
................. 1,163 1,240,108
Clariane SE
(c)
(6-mo. EURIBOR + 9.00%),
1.88%
(a) (i) (k)
.............. 1,626 825,598
0.88% , 03/06/27
(i)
........... 910 631,186
6.88% , 04/15/31 ............ 1,000 1,174,264
6.88% , 04/15/31 ............ 419 492,016
Elior Group SA , 5.63% , 03/15/30
(c)
.. 885 999,843
Forvia SE , 6.75% , 09/15/33
(b)
...... USD 1,000 995,055
FR Midco SAS , (3-mo. EURIBOR
at 0.00% Floor + 3.00%), 5.48% ,
07/21/32
(a) (c)
............... EUR 1,116 1,299,801
Goldstory SAS
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.15% , 02/01/30
(a)
... 383 445,102
6.75% , 02/01/30 ............ 1,028 1,208,830
IPD 3 BV
5.50% , 06/15/31
(c)
........... 1,099 1,219,399
Kapla Holding SAS
(c)
5.00% , 04/30/31 ............ 448 517,777
5.00% , 04/30/31 ............ 1,000 1,155,754
5.13% , 04/30/32 ............ 378 436,671
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 5.20% , 04/30/33
(a)
... 731 847,234
Loxam SAS , 5.00% , 01/22/33
(c)
.... 839 963,851
Lune Holdings SARL , 5.63% , 11/15/28
(c)
2,036 1,174
Maya SAS , 6.88% , 04/15/31
(c)
..... 407 491,444
New Immo Holding SA
(c)
5.88% , 04/17/28 ............ 200 235,179
4.88% , 12/08/28 ............ 700 809,904
5.50% , 04/23/31 ............ 200 231,651
Paprec Holding SA , 4.50% , 07/15/32
(c)
846 966,925
Sabena Technics SAS , (Acquired
10/28/22 , cost $ 294,426 ) , (3-mo.
EURIBOR + 5.00%), 7.29% , ( 7.29%
Cash or 5.00 % PIK), 09/30/29
(a) (f) (g) (h)
297 343,002
Vinci SA , Series ADP , 0.75% ,
03/04/31
(c) (i)
................ 1,600 1,829,358
23,127,593
Germany — 2.0%
Adler Pelzer Holding GmbH , 9.50% ,
04/01/27
(c)
................ 600 692,426
alstria SARL
(c)
4.25% , 10/15/29 ............ 600 676,251
5.50% , 03/20/31 ............ 600 687,712
BRANICKS Group AG , 2.25% ,
09/22/26
(c)
................ 500 279,754

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
DEMIRE Deutsche Mittelstand Real
Estate AG , 5.00% , 12/31/27
(c) (l)
... EUR 1,762 $ 1,823,095
Dynamo Newco II GmbH , 6.25% ,
10/15/31
(c)
................ 1,796 1,931,185
Envalior Deutschland Gmbh , (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.00% , ( 12.00 % Cash or 12.00%
PIK), 04/01/31
(a) (f) (h)
........... 594 527,157
HT Troplast GmbH
(c)
7.63% , 07/15/31 ............ 362 421,653
7.63% , 07/15/31 ............ 1,000 1,164,786
IHO Verwaltungs GmbH , 8.00% , ( 8.00%
Cash or 8.75 % PIK), 11/15/32
(b) (h)
. USD 1,100 1,155,059
K+S AG , 0.63% , 06/16/31
(c) (i)
...... EUR 300 357,342
Mahle GmbH , 7.13% , 07/15/32
(c)
... 1,967 2,381,242
MTU Aero Engines AG , 0.00% ,
07/15/33
(c) (i) (j)
............... 700 804,359
Nidda Healthcare Holding GmbH
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.53% , 10/15/32
(a) (c)
.. 2,661 3,064,837
PrestigeBidCo GmbH
(a)(c)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.18% , 07/01/29 .... 678 791,051
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.18% , 07/01/29 .... 544 634,707
RAG-Stiftung , 1.45% , 12/16/31
(c) (i)
... 500 614,747
Schaeffler AG , 5.00% , 05/13/33
(c)
... 500 576,638
Vonovia SE , Series B , 0.88% ,
05/20/32
(c) (i)
................ 600 643,659
ZF Europe Finance BV , 5.50% ,
02/17/32
(c)
................ 600 685,586
ZF North America Capital, Inc.
(b)
6.88% , 04/14/28 ............ USD 150 152,701
7.13% , 04/14/30 ............ 360 362,328
20,428,275
Hong Kong — 1.4%
(c)
CS Treasury Management Services P
Ltd. , 9.00%
(k) (l)
.............. 4,000 4,109,360
Estate Sky Ltd. , 10.50% , 05/21/28 .. 4,000 4,097,720
FEC Finance Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 8.92%), 12.81%
(a) (k)
... 500 415,000
Li & Fung Ltd. , 5.25%
(k)
.......... 2,000 1,168,200
New World China Land Ltd. , 4.75% ,
01/23/27 ................. 4,000 3,846,000
13,636,280
India — 0.5%
(c)
IIFL Finance Ltd. , 7.60% , 09/10/29 .. 1,200 1,204,200
Sammaan Capital Ltd. , 7.50% , 10/16/30 4,000 4,026,160
5,230,360
Indonesia — 0.1%
(c)
Indika Energy Tbk. PT , 8.75% , 05/07/29 1,000 1,015,000
Modernland Overseas Pte. Ltd. ,
6.00% , ( 6.00 % Cash or 6.00 % PIK),
04/30/27
(h)
................ 1,067 293,333
1,308,333
Ireland — 0.2%
(c)
Cedacri SpA
(a)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.91% , 05/15/28 .... EUR 1,115 1,266,667
(3-mo. EURIBOR at 0.00% Floor +
5.50%), 7.78% , 05/15/28 .... 286 324,803
Security
Par (000)
Par (000) Value
Ireland (continued)
Virgin Media O2 Vendor Financing
Notes V DAC , 7.88% , 03/15/32 .. GBP 269 $ 244,513
1,835,983
Israel — 0.2%
Energean plc , 5.63% , 05/12/31
(c)
... EUR 1,621 1,853,986
Italy — 0.9%
Almaviva-The Italian Innovation Co.
SpA , 5.00% , 10/30/30
(c)
....... 681 767,155
doValue SpA , 5.38% , 11/15/31
(c)
.... 996 1,158,208
Engineering - Ingegneria Informatica -
SpA , 11.13% , 05/15/28
(c)
....... 468 561,359
Fedrigoni SpA , (3-mo. EURIBOR at
0.00% Floor + 4.00%), 6.29% ,
01/15/30
(a) (c)
............... 600 692,613
Fiber Midco SpA , 10.75% , ( 10.75%
Cash or 10.75 % PIK), 06/15/29
(c) (h)
752 818,457
Fibercop SpA , Series 2034 , 6.00% ,
09/30/34
(b)
................ USD 206 198,515
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.18% , 04/15/29
(a) (c)
EUR 732 851,459
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.15% , 12/15/29
(a) (c)
431 499,300
Italmatch Chemicals SpA , (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.42% , 02/05/31
(a) (c)
.......... 487 565,337
Neopharmed Gentili SpA , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.54% , 06/29/33
(a) (c)
.......... 1,925 2,224,353
Nexi SpA , 0.00% , 02/24/28
(c) (i) (j)
.... 500 542,621
TeamSystem SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.68% ,
07/01/32
(a) (c)
............... 463 524,528
9,403,905
Japan — 1.4%
Kioxia Holdings Corp. , 6.25% ,
07/24/30
(b)
................ USD 5,000 5,113,175
SoftBank Group Corp.
(c)
5.38% , 01/08/29 ............ EUR 456 529,700
3.38% , 07/06/29 ............ 330 362,449
5.25% , 10/10/29 ............ 569 651,778
7.63% , 10/22/29 ............ USD 1,500 1,508,885
6.38% , 04/22/30 ............ EUR 431 499,501
5.88% , 07/10/31 ............ 100 113,907
7.00% , 04/22/32 ............ 1,271 1,477,908
5.75% , 07/08/32 ............ 1,083 1,194,315
6.38% , 07/10/33 ............ 796 896,911
7.38% , 04/22/34 ............ 871 1,013,344
7.38% , 04/22/34 ............ 456 530,522
13,892,395
Jersey, Channel Islands — 0.8%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(b)
.......... USD 200 112,500
10.38% , 03/31/29
(c)
.......... GBP 823 595,292
Deepocean Ltd. , 6.00% , 04/08/31
(c)
.. EUR 1,579 1,871,054
Stonepeak Motion Holdco Ltd. , 5.00% ,
07/15/33
(c)
................ 2,244 2,590,666
TER Finance Jersey Ltd. , 4.50% ,
03/31/32
(c)
................ 2,105 2,419,420
7,588,932

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg — 2.5%
ADLER Financing SARL , 8.25% ,
( 8.25 % Cash or 8.25 % PIK),
12/31/28
(h)
................ EUR 2,853 $ 3,433,606
Alexandrite Lake Lux Holdings SARL ,
6.75% , 07/30/30
(c)
........... 1,052 1,222,427
Breakwater Energy Holdings SARL ,
9.25% , 11/15/30
(b)
........... USD 2,225 2,349,464
Garfunkelux Holdco 3 SA , 9.00% ,
09/01/28
(c)
................ EUR 1,713 1,970,523
Garfunkelux Holdco 4 SA , 10.50% ,
( 10.50 % Cash or 10.50 % PIK),
05/01/30
(c) (d) (e) (h)
............. 161 —
INEOS Finance plc , 7.25% , 03/31/31
(c)
1,191 1,289,454
ION Platform Finance SARL
(c)
7.88% , 05/01/29 ............ 1,793 1,934,700
6.50% , 09/30/30 ............ 626 613,952
6.88% , 09/30/32 ............ 482 448,418
Kleopatra Finco SARL , (1-mo.
EURIBOR + 2.00%), 6.00% ,
01/30/31
(a)
................ 2,515 2,522,959
Maxam Prill SARL , 6.00% , 07/15/30
(c)
2,364 2,782,061
Monitchem HoldCo 3 SA , 8.00% ,
07/15/31
(c)
................ 1,192 1,348,314
Summer BC Holdco B SARL
(c)
5.88% , 02/15/30 ............ 749 733,714
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.53% , 02/15/30
(a)
... 230 224,391
Titanium 2l Bondco SARL , 6.25% ,
( 6.25 % Cash or 6.25 % PIK),
01/14/31
(h)
................ 6,436 1,022,260
Vivion Investments SARL
(c)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(h)
.............. 2,092 2,405,465
5.63% , 06/08/30 ............ 612 676,480
24,978,188
Malaysia — 0.4%
Gohl Capital Holdings Ltd. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.26%),
8.30%
(a) (c) (k)
................ USD 4,000 3,795,280
Mauritius — 2.0%
Flourishing Trade & Investment Ltd.
(f)
11.04% , 04/02/28
(b)
.......... 8,709 8,948,941
11.04% , 04/02/28
(c)
.......... 5,138 5,278,842
Mercury Finance Co. , 14.50% ,
07/20/29
(c)
................ 5,500 5,452,700
19,680,483
Netherlands — 0.4%
Nouryon Finance BV , 6.13% , 07/15/31
(c)
EUR 393 459,529
VZ Secured Financing BV
5.00% , 01/15/32
(b)
........... USD 696 570,722
5.25% , 01/15/33
(c)
........... EUR 1,583 1,665,000
Ziggo Bond Co. BV
3.38% , 02/28/30
(c)
........... 1,293 1,257,142
5.13% , 02/28/30
(b)
........... USD 200 162,500
6.13% , 11/15/32
(c)
........... EUR 261 252,578
4,367,471
Norway — 0.3%
Polardc Finance No1 A/S , (3-mo.
EURIBOR at 0.00% Floor + 6.00%),
8.28% , 06/04/30
(a) (b) (c)
......... 2,900 3,098,131
Security
Par (000)
Par (000) Value
Philippines — 0.1%
VLL International, Inc.
(c)
7.25% , 07/20/27 ............ USD 500 $ 357,000
9.38% , 07/29/29 ............ 900 499,950
856,950
Portugal — 1.2%
Banco Espirito Santo SA
(c)(d)(e)
2.63% , 05/08/17 ............ EUR 6,100 1,547,527
4.75% , 01/15/18 ............ 19,300 4,896,275
4.00% , 01/21/25 ............ 22,800 5,784,201
12,228,003
Singapore — 0.4%
(c)
GLP Pte. Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.74%), 7.87%
(a) (k)
.... USD 4,000 2,435,000
STMicroelectronics NV
(i)
Series A , 0.00% , 06/23/31
(j)
..... 600 546,276
Series B , 0.63% , 06/23/33 ...... 600 535,648
3,516,924
Slovenia — 0.3%
United Group BV
(c)
6.75% , 02/15/31 ............ EUR 2,078 2,464,175
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.53% , 01/31/33
(a)
... 577 662,458
3,126,633
South Africa — 0.0%
Sappi Papier Holding GmbH , 4.50% ,
03/15/32
(c)
................ 425 410,291
South Korea — 0.2%
Posco International Corp. , 5.13% ,
06/29/31
(c)
................ USD 2,000 1,970,900
Spain — 0.4%
(c)
Cirsa Finance International SARL
4.63% , 07/20/32 ............ EUR 1,981 2,278,674
(3-mo. EURIBOR + 3.00%), 5.40% ,
10/15/32
(a)
.............. 424 491,941
Grifols SA
7.13% , 05/01/30 ............ 615 738,284
7.50% , 05/01/30 ............ 190 228,258
Grupo Antolin Irausa SA
(d)(e)
3.50% , 04/30/28 ............ 100 54,340
10.38% , 01/30/30 ........... 773 419,523
4,211,020
Sweden — 0.2%
Heimstaden AB
(c)
8.38% , 01/29/30 ............ 317 382,668
7.36% , 01/24/31 ............ 199 232,953
Stena International SA
7.25% , 01/15/31
(c)
........... USD 953 969,989
7.25% , 01/15/31
(b)
........... 343 349,115
1,934,725
Switzerland — 0.2%
gategroup Finance Luxembourg SA ,
3.00% , 02/28/27
(c)
........... CHF 1,705 2,109,975
United Kingdom — 4.4%
888 Acquisitions Ltd. , 8.00% , 09/30/31
(c)
EUR 1,000 1,188,466
Allwyn Entertainment Financing UK
plc
(c)
7.25% , 04/30/30 ............ 432 516,219
7.25% , 04/30/30 ............ 119 141,960
4.63% , 08/15/31 ............ 656 749,303

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Ardonagh Finco Ltd. , 6.88% , 02/15/31
(c)
EUR 2,323 $ 2,701,901
BCP V Modular Services Finance II
plc
(c)
4.75% , 11/30/28 ............ 1,598 1,727,695
6.50% , 07/10/31 ............ 70 67,676
6.50% , 07/10/31 ............ 1,658 1,602,947
BCP V Modular Services Finance plc ,
6.75% , 11/30/29
(c)
........... 984 721,751
Bellis Acquisition Co. plc , 8.13% ,
05/14/30
(c)
................ GBP 1,395 1,761,687
Boparan Finance plc , 9.38% , 11/07/29
(c)
1,427 2,021,025
CD&R Firefly Bidco plc
8.63% , 04/30/29
(c)
........... 1,477 2,050,171
EC Finance plc , 3.25% , 10/15/26
(c) (l)
. EUR 1,279 1,467,926
Edge Finco plc , 8.13% , 08/15/31
(c)
.. GBP 2,311 3,229,595
Flutter Treasury DAC , 6.38% ,
04/29/29
(b)
................ USD 3,500 3,543,250
Froneri Lux FinCo SARL , 4.75% ,
08/01/32
(c)
................ EUR 2,167 2,423,816
Intu Jersey 2 Ltd. , 2.88% , 11/01/24
(c) (d) (e)
(i)
....................... GBP 3,817 675,437
Ithaca Energy North Sea plc
8.13% , 10/15/29
(b)
........... USD 800 827,987
5.50% , 10/01/31
(c)
........... EUR 1,542 1,783,673
Jerrold Finco plc , 7.88% , 04/15/30
(c)
. GBP 1,466 2,003,869
Maison Finco plc , 7.25% , 04/30/32
(c)
. 532 677,161
Metrocentre Finance plc , 8.75% ,
( 8.75 % Cash or 8.75 % PIK),
01/16/28
(h)
................ 711 596,733
Mobico Group plc , 4.88% , 09/26/31
(c)
EUR 201 196,927
Motion Finco SARL , 7.38% , 06/15/30
(c)
401 383,078
Neoen Finco plc , 5.50% , 06/15/31
(c)
. 843 990,322
Ocado Group plc , 6.25% , 08/06/29
(c) (i)
GBP 500 646,064
OEG Finance plc , 7.25% , 09/27/29
(c)
. EUR 2,237 2,678,802
Pinewood Finco plc , 6.00% , 03/27/30
(c)
GBP 539 725,562
Thames Water Kemble Finance plc ,
4.63% , 05/19/26
(c) (d) (e)
......... 432 2,911
Thames Water Utilities Finance plc ,
4.00% , 06/19/27
(c)
........... 100 78,345
Virgin Media Secured Finance plc
(c)
4.25% , 01/15/30 ............ 751 863,746
4.13% , 08/15/30 ............ 563 638,589
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
........... 300 363,960
4.25% , 01/31/31
(b)
........... USD 1,420 1,129,793
4.50% , 07/15/31
(c)
........... GBP 1,252 1,382,385
5.63% , 04/15/32
(c)
........... EUR 1,202 1,202,079
43,762,811
United States — 32.9%
1261229 BC Ltd. , 10.00% , 04/15/32
(b)
USD 1,250 1,277,810
AAR Escrow Issuer LLC , 6.75% ,
03/15/29
(b)
................ 1,739 1,776,502
Acadia Healthcare Co., Inc. , 5.00% ,
04/15/29
(b)
................ 806 789,025
Acrisure LLC , 6.75% , 07/01/32
(b)
.... 133 122,200
Aethon United BR LP , 7.50% ,
10/01/29
(b)
................ 852 883,953
Albertsons Cos., Inc. , 5.63% ,
03/31/32
(b)
................ 805 765,718
Alexander Funding Trust II , 7.47% ,
07/31/28
(b)
................ 10,012 10,426,973
Alliant Holdings Intermediate LLC ,
7.38% , 10/01/32
(b)
........... 819 823,595
Allied Universal Holdco LLC
4.88% , 06/01/28
(c)
........... GBP 1,700 2,266,836
Security
Par (000)
Par (000) Value
United States (continued)
6.88% , 06/15/30
(b)
........... USD 1,327 $ 1,355,937
7.88% , 02/15/31
(b)
........... 862 894,973
AMC Global Media, Inc.
4.25% , 02/15/29
(i)
........... 44 50,126
4.25% , 02/15/29 ............ 157 137,808
American Airlines, Inc. , 5.75% ,
04/20/29
(b)
................ 752 747,533
American Axle & Manufacturing, Inc. ,
7.75% , 10/15/33
(b)
........... 819 806,487
Amneal Pharmaceuticals LLC , 6.88% ,
08/01/32
(b)
................ 2,000 2,054,990
APLD ComputeCo 2 LLC , 6.75% ,
03/15/31
(b)
................ 831 812,310
Ardagh Group SA
9.50% , 12/01/30
(c)
........... 3,957 4,193,250
9.50% , 12/01/30
(b)
........... 872 924,065
11.00% , ( 11.00 % Cash or 7.50%
PIK), 12/01/30
(c) (h)
......... EUR 2,765 2,931,527
11.00% , ( 11.00 % Cash or 6.50%
PIK), 12/01/30
(a) (b) (h)
........ USD 365 334,483
Asbury Automotive Group, Inc. , 4.63% ,
11/15/29
(b)
................ 797 772,960
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 ............ 25 24,006
4.63% , 04/01/30 ............ 110 104,440
6.88% , 08/01/33 ............ 824 822,080
Asurion LLC , 8.00% , 12/31/32
(b)
.... 1,666 1,685,369
Avantor Funding, Inc. , 4.63% ,
07/15/28
(b)
................ 820 808,736
Avis Budget Car Rental LLC , 8.38% ,
06/15/32
(b)
................ 827 823,052
Axalta Coating Systems Dutch Holding
B BV , 7.25% , 02/15/31
(b)
....... 4,000 4,137,004
Azorra Finance Ltd. , 7.75% , 04/15/30
(b)
848 877,493
Ball Corp. , 6.00% , 06/15/29 ....... 842 853,391
Bath & Body Works, Inc. , 6.63% ,
10/01/30
(b)
................ 835 848,499
Bausch + Lomb Corp. , 8.38% ,
10/01/28
(b)
................ 5,500 5,637,500
Beazer Homes USA, Inc. , 8.00% ,
01/15/32
(b)
................ 44 44,869
Beignet Investor LLC , 6.58% ,
05/30/49
(b)
................ 10,000 9,694,634
Big Sky Funding LLC
5.75% , 07/20/31
(b)
........... 17 16,573
Class A , 5.75% , ( 5.75 % Cash or
5.75 % PIK), 10/20/35
(f) (h)
..... 417 417,365
Block, Inc. , 5.63% , 08/15/30
(b)
..... 3,827 3,807,421
Bond US Bidco 1, Inc. , 6.50% ,
06/15/33
(c)
................ EUR 1,900 2,203,875
Builders FirstSource, Inc. , 6.75% ,
05/15/35
(b)
................ USD 830 821,749
CACI International, Inc. , 6.38% ,
06/15/33
(b)
................ 856 862,624
Caesars Entertainment, Inc. , 7.00% ,
02/15/30
(b)
................ 833 835,756
Carrix, Inc. , 6.13% , 08/01/33
(b)
..... 242 240,882
Carvana Co. , 9.00% , ( 9.00 % Cash or
14.00 % PIK), 06/01/31
(b) (h)
...... 906 996,527
CCO Holdings LLC
(b)
7.38% , 03/01/31 ............ 826 822,764
4.75% , 02/01/32 ............ 749 654,471
7.00% , 02/01/33 ............ 2,109 2,021,119
7.38% , 02/01/36 ............ 805 765,305
Celanese US Holdings LLC , 6.75% ,
04/15/33 ................. 837 853,212

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Century Communities, Inc. , 6.63% ,
09/15/33
(b)
................ USD 829 $ 831,722
Chemours Co. (The) , 7.88% , 03/15/34
(b)
838 815,456
Chobani LLC , 7.63% , 07/01/29
(b)
... 859 885,819
Churchill Downs, Inc. , 5.75% ,
04/01/30
(b)
................ 822 819,568
Cipher Compute LLC , 7.13% ,
11/15/30
(b)
................ 26 26,520
Clarios Global LP
4.75% , 06/15/31
(c)
........... EUR 1,104 1,275,427
6.75% , 09/15/32
(b)
........... USD 838 844,294
Clear Channel Outdoor Holdings, Inc.
(b)
7.88% , 04/01/30 ............ 1,853 1,924,383
7.13% , 02/15/31 ............ 1,591 1,641,125
Cleveland-Cliffs, Inc. , 7.38% , 05/01/33
(b)
824 832,826
Cloud Software Group LLC
(b)
9.00% , 09/30/29 ............ 846 828,870
6.63% , 08/15/33 ............ 736 641,681
Clydesdale Acquisition Holdings, Inc. ,
8.75% , 04/15/30
(b)
........... 851 813,304
Columbus McKinnon Corp. , 7.13% ,
02/01/33
(b)
................ 25 25,188
Community Health Systems, Inc.
(b)
10.88% , 01/15/32 ........... 223 235,220
9.75% , 01/15/34 ............ 2,507 2,539,746
Comstock Resources, Inc. , 5.88% ,
01/15/30
(b)
................ 789 743,326
Cooper-Standard Automotive, Inc. ,
9.25% , 03/01/31
(b)
........... 849 864,165
Core Scientific, Inc. , 0.00% , 06/15/31
(b) (i)
(j)
....................... 23 28,801
CoreWeave, Inc.
9.25% , 06/01/30
(b)
........... 4,000 3,738,226
9.75% , 10/01/31
(b)
........... 827 750,389
8.50% , 07/15/32
(c)
........... EUR 3,536 3,654,137
Coty, Inc. , 5.60% , 01/15/31
(b)
...... USD 3,000 2,943,953
CRC Insurance Group LLC , 7.13% ,
06/01/31
(b)
................ 813 811,469
Crescent Energy Finance LLC , 7.38% ,
01/15/33
(b)
................ 849 852,834
CSC Holdings LLC
(b)
5.50% , 04/15/27 ............ 200 123,852
11.25% , 05/15/28 ........... 200 116,160
11.75% , 01/31/29 ........... 200 114,481
CVR Energy, Inc. , 7.50% , 02/15/31
(b)
. 100 101,307
Darling Ingredients, Inc. , 6.00% ,
06/15/30
(b)
................ 819 822,673
DaVita, Inc. , 3.75% , 02/15/31
(b)
.... 772 712,101
Delek Logistics Partners LP , 8.63% ,
03/15/29
(b)
................ 532 552,128
DirecTV Financing LLC
(b)
8.88% , 02/01/30 ............ 850 865,410
9.25% , 06/01/32 ............ 300 306,985
Discovery Communications LLC ,
5.00% , 09/20/37 ............ 676 495,170
Discovery Global Holdings, Inc.
3.76% , 03/15/27 ............ 139 137,958
4.05% , 03/15/29 ............ 500 491,105
DISH Network Corp. , 3.38% , 08/15/26
(i)
60 59,400
EchoStar Corp.
10.75% , 11/30/29 ........... 5,000 5,408,513
6.75% , 11/30/30 ............ 4,900 4,969,580
Edgewell Personal Care Co. , 4.13% ,
04/01/29
(b)
................ 797 766,912
ELK Grove Village Property LLC ,
7.50% , 06/15/31
(b)
........... 189 182,055
Security
Par (000)
Par (000) Value
United States (continued)
EMRLD Borrower LP , 6.63% ,
12/15/30
(b)
................ USD 827 $ 840,560
Entegris, Inc. , 4.75% , 04/15/29
(b)
... 812 798,452
EquipmentShare.com, Inc.
(b)
9.00% , 05/15/28 ............ 4,000 4,060,960
8.63% , 05/15/32 ............ 845 864,205
Fair Isaac Corp. , 6.25% , 09/15/34
(b)
. 813 785,400
Fertitta Entertainment LLC , 6.75% ,
01/15/30
(b)
................ 813 798,377
Figeac Aero North America, Inc. ,
(Acquired 07/16/25 , cost $ 372,336 ) ,
7.79% , 07/23/30
(c) (f) (g)
......... EUR 320 360,263
First Citizens BancShares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25% , 03/12/40
(a)
........... USD 271 262,703
FirstCash, Inc. , 4.63% , 09/01/28
(b)
.. 812 796,994
Flash Compute LLC , 7.25% , 12/31/30
(b)
1,355 1,368,309
FMC Corp. , 8.00% , 06/01/31
(b)
..... 203 209,908
Forestar Group, Inc. , 5.00% , 03/01/28
(b)
557 552,919
Freedom Mortgage Holdings LLC ,
6.88% , 05/01/31
(b)
........... 798 769,262
FS KKR Capital Corp. , 6.13% , 01/15/31 805 774,631
FTAI Aviation Investors LLC , 5.50% ,
05/01/28
(b)
................ 685 682,724
Full House Resorts, Inc. , 8.25% ,
02/15/28
(b)
................ 30 29,280
Gaia Purchaser, Inc. , 7.63% , 07/15/33
(b)
66 66,203
Gen Digital, Inc.
(b)
6.75% , 09/30/27 ............ 4,500 4,506,925
7.13% , 09/30/30 ............ 834 846,673
Genesis Energy LP , 8.25% , 01/15/29 860 886,895
GEO Group, Inc. (The) , 8.63% ,
04/15/29 ................. 719 749,552
GFL Environmental, Inc. , 6.75% ,
01/15/31
(b)
................ 853 863,322
Goodyear Tire & Rubber Co. (The) ,
5.25% , 04/30/31 ............ 746 669,917
Granite Ridge Resources, Inc. , 8.88% ,
11/05/29
(b)
................ 557 544,614
Gray Media, Inc.
(b)
10.50% , 07/15/29 ........... 1,800 1,898,208
9.63% , 07/15/32 ............ 826 834,877
7.25% , 08/15/33 ............ 1,050 1,038,514
Herc Holdings, Inc.
(b)
6.63% , 06/15/29 ............ 828 842,846
7.00% , 06/15/30 ............ 1,722 1,775,845
Hilcorp Energy I LP , 7.25% , 02/15/35
(b)
824 817,269
Hilton Domestic Operating Co., Inc. ,
3.63% , 02/15/32
(b)
........... 764 691,306
Hilton Grand Vacations Borrower LLC ,
5.00% , 06/01/29
(b)
........... 798 773,787
HUB International Ltd. , 7.25% ,
06/15/30
(b)
................ 831 855,655
iHeartCommunications, Inc. , 7.75% ,
08/15/30
(b)
................ 783 686,761
Ingram Micro, Inc. , 4.75% , 05/15/29
(b)
802 780,395
ION Platform Finance US, Inc.
(b)
4.63% , 05/01/28 ............ 36 33,634
5.75% , 05/15/28 ............ 30 28,375
9.00% , 08/01/29 ............ 768 715,867
Iron Mountain, Inc.
7.00% , 02/15/29
(b)
........... 2,500 2,539,630
4.50% , 02/15/31
(b)
........... 791 748,637
4.75% , 01/15/34
(c)
........... EUR 977 1,096,226
ITT Holdings LLC , 6.50% , 08/01/29
(b)
USD 824 814,741

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Jane Street Group , 4.50% , 11/15/29
(b)
USD 797 $ 773,270
Kinetik Holdings LP , 5.88% , 06/15/30
(b)
817 817,905
Kronos International, Inc. , 9.50% ,
03/15/29
(c)
................ EUR 1,467 1,628,179
Las Vegas Sands Corp.
5.63% , 06/15/28 ............ USD 4,000 4,036,269
6.00% , 06/14/30 ............ 4,810 4,900,370
LCM Investments Holdings II LLC ,
8.25% , 08/01/31
(b)
........... 731 761,582
Lessen LLC , (3-mo. CME Term SOFR +
8.50%), 12.25% , 01/05/28
(a) (b) (d) (e) (f)
1,062 788,892
Level 3 Financing, Inc.
(b)
7.00% , 03/31/34 ............ 1,339 1,362,055
8.50% , 01/15/36 ............ 889 924,900
7.50% , 02/15/37 ............ 58 57,605
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ............ 77 79,055
7.00% , 11/15/32 ............ 888 865,562
LifePoint Health, Inc. , 7.00% ,
05/01/34
(b)
................ 793 740,694
Lithia Motors, Inc. , 5.50% , 10/01/30
(b)
813 801,358
Macy's Retail Holdings LLC , 5.88% ,
03/15/30
(b)
................ 2,250 2,233,787
Maple Parent Holdings Corp.
(b)
4.75% , 03/26/29 ............ 3,000 2,988,029
5.05% , 03/26/31 ............ 5,000 4,958,170
Marvell Technology, Inc. , 5.30% ,
04/15/36 ................. 3,000 2,891,533
Matador Resources Co. , 6.50% ,
04/15/32
(b)
................ 826 824,455
Mauser Packaging Solutions Holding
Co. , 9.25% , 04/15/30
(b)
........ 814 806,799
Medline Borrower LP , 3.88% ,
04/01/29
(b)
................ 799 772,871
Meridian Arc Holdco LLC , 6.25% ,
04/30/31
(b)
................ 514 493,868
MGM Resorts International , 6.13% ,
09/15/29 ................. 830 835,110
Michaels Cos., Inc. (The) , 8.50% ,
03/15/33
(b)
................ 820 812,314
Midwest Gaming Borrower LLC , 4.88% ,
05/01/29
(b)
................ 77 74,778
Millrose Properties, Inc. , 6.38% ,
08/01/30
(b)
................ 837 843,188
MKS, Inc. , 4.25% , 02/15/34
(c)
...... EUR 858 956,140
Mobius Merger Sub, Inc. , 9.00% ,
06/01/30
(b)
................ USD 1,350 923,934
Molina Healthcare, Inc. , 4.38% ,
06/15/28
(b)
................ 802 784,947
MPT Operating Partnership LP , 0.99% ,
10/15/26 ................. EUR 1,157 1,319,910
NCL Corp. Ltd. , 6.75% , 02/01/32
(b)
.. USD 827 810,595
NCR Atleos Corp. , 9.50% , 04/01/29
(b)
6,750 7,158,679
Neogen Food Safety Corp. , 8.63% ,
07/20/30
(b)
................ 3,434 3,594,395
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 ............ 2,250 2,292,398
9.50% , 02/15/33 ............ 850 865,873
Newell Brands, Inc. , 6.63% , 05/15/32 471 476,522
Nexstar Media, Inc.
(b)
6.50% , 09/15/33 ............ 1,250 1,243,594
7.25% , 04/15/34 ............ 823 824,844
Nissan Motor Acceptance Co. LLC
(b)
7.05% , 09/15/28 ............ 842 859,180
6.13% , 09/30/30 ............ 811 792,028
Security
Par (000)
Par (000) Value
United States (continued)
Noble Finance II LLC , 8.00% ,
04/15/30
(b)
................ USD 736 $ 760,867
Novelis Corp. , 4.75% , 01/30/30
(b)
... 802 769,659
NRG Energy, Inc.
(b)
6.00% , 02/01/33 ............ 831 828,502
6.00% , 01/15/36 ............ 838 819,878
Oak-Eagle AcquireCo, Inc.
(b)
7.25% , 07/01/33 ............ 1,433 1,484,836
8.75% , 07/01/34 ............ 2,728 2,873,912
Olin Corp. , 6.63% , 04/01/33
(b)
..... 819 801,467
Olympus Water US Holding Corp. ,
5.38% , 10/01/29
(c)
........... EUR 1,000 1,127,169
Owens-Brockway Glass Container, Inc. ,
9.50% , 06/01/33
(b)
........... USD 838 824,444
Pacific Gas & Electric Co. , 6.10% ,
01/15/29 ................. 995 1,021,014
Palomino Funding Trust I , 7.23% ,
05/17/28
(b)
................ 10,850 11,219,931
Paramount Global , 6.25% , 02/28/57
(a)
561 435,635
Park Intermediate Holdings LLC ,
4.88% , 05/15/29
(b)
........... 907 884,039
PennyMac Financial Services, Inc. ,
6.75% , 02/15/34
(b)
........... 799 741,092
Pioneer Opco LLC , 7.00% , 05/15/33
(b)
51 51,493
Post Holdings, Inc. , 4.50% , 09/15/31
(b)
778 721,041
PR RNO Property Owner 1 LLC , 6.50% ,
05/01/31
(b)
................ 819 771,186
PRA Group Europe Holding II SARL ,
6.25% , 09/30/32
(c)
........... EUR 899 1,021,803
Prime Security Services Borrower LLC ,
3.38% , 08/31/27
(b)
........... USD 799 784,735
Primo Water Holdings, Inc. , 4.38% ,
04/30/29
(b)
................ 801 776,030
Quikrete Holdings, Inc. , 6.38% ,
03/01/32
(b)
................ 839 849,239
QXO Building Products, Inc.
(b)
6.50% , 07/15/31 ............ 131 131,531
6.75% , 04/30/32 ............ 841 858,880
Radiology Partners, Inc. , 8.50% ,
07/15/32
(b)
................ 2,000 2,101,740
Rand Parent LLC , 8.50% , 02/15/30
(b)
. 2,500 2,562,850
Resorts World Las Vegas LLC , 4.63% ,
04/16/29
(c)
................ 2,000 1,790,000
Reworld Holding Corp. , 4.88% ,
12/01/29
(b)
................ 32 30,369
RHP Hotel Properties LP , 4.50% ,
02/15/29
(b)
................ 809 790,308
RingCentral, Inc. , 8.50% , 08/15/30
(b)
. 7,750 8,084,955
Rocket Cos., Inc. , 6.50% , 08/01/29
(b)
. 844 855,086
Schneider Electric SE , 0.25% ,
09/30/34
(c) (i)
................ EUR 1,300 1,503,829
SCIH Salt Holdings, Inc.
(b)
6.63% , 08/15/31 ............ USD 1,839 1,838,670
8.00% , 08/15/32 ............ 849 842,583
SCIL IV LLC , 9.50% , 07/15/28
(c)
.... EUR 1,000 1,188,536
Seagate Data Storage Technology
Pte. Ltd.
5.88% , 07/15/30
(b)
........... USD 250 253,983
9.63% , 12/01/32 ............ 7,150 7,838,188
Select Medical Corp. , 6.25% ,
12/01/32
(b)
................ 37 35,539
Service Properties Trust
4.38% , 02/15/30 ............ 756 684,939
8.88% , 06/15/32 ............ 152 156,184
Shift4 Payments LLC , 5.50% ,
05/15/33
(c)
................ EUR 2,265 2,559,797

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Sinclair Television Group, Inc. , 8.13% ,
02/15/33
(b)
................ USD 851 $ 872,678
Sirius XM Radio LLC
(b)
5.00% , 08/01/27 ............ 693 691,996
5.50% , 07/01/29 ............ 828 824,225
Six Flags Entertainment Corp. , 8.63% ,
01/15/32
(b)
................ 881 891,055
SM Energy Co.
(b)
8.63% , 11/01/30 ............ 18 18,895
7.00% , 08/01/32 ............ 838 851,388
Smyrna Ready Mix Concrete LLC ,
8.88% , 11/15/31
(b)
........... 855 895,265
Solaris Energy Infrastructure LLC ,
6.38% , 05/15/31
(b)
........... 409 401,769
Sonder Holdings, Inc. , 7.00% , ( 7.00%
Cash or 7.00 % PIK), 12/10/27
(d) (e) (f) (h)
1,624 —
SS&C Technologies, Inc. , 5.50% ,
09/30/27
(b)
................ 821 819,870
Standard Industries, Inc. , 4.38% ,
07/15/30
(b)
................ 791 746,772
Starwood Property Trust, Inc. , 7.25% ,
04/01/29
(b)
................ 846 871,720
Stem, Inc. , 0.50% , 12/01/28
(b) (i)
..... 47 15,510
STL Holding Co. LLC , 8.75% ,
02/15/29
(b)
................ 52 53,941
Sunoco LP , 4.50% , 04/30/30 ...... 795 766,979
SV RNO Property Owner 1 LLC , 5.88% ,
03/01/31
(b)
................ 221 205,220
Sword Purchaser LLC , 10.50% ,
04/15/34
(b)
................ 857 885,958
Talen Energy Supply LLC , 6.25% ,
02/01/34
(b)
................ 837 820,939
Tenet Healthcare Corp.
4.63% , 06/15/28 ............ 806 797,964
6.13% , 06/15/30 ............ 819 823,147
Tenneco, Inc. , 8.00% , 11/17/28
(b)
... 835 837,096
Texas Capital Bancshares, Inc. , (1-day
SOFR + 1.94%), 5.30% , 02/27/32
(a)
103 100,867
TransDigm, Inc.
(b)
6.75% , 08/15/28 ............ 837 842,240
6.38% , 03/01/29 ............ 2,000 2,024,062
7.13% , 12/01/31 ............ 839 865,378
6.38% , 05/31/33 ............ 823 822,792
UKG, Inc. , 6.88% , 02/01/31
(b)
...... 809 792,628
United Rentals North America, Inc. ,
3.75% , 01/15/32 ............ 772 704,906
United Wholesale Mortgage LLC ,
5.50% , 04/15/29
(b)
........... 776 724,732
Uniti Group LP , 8.63% , 06/15/32
(b)
... 1,214 1,239,812
Uniti Services LLC , 7.50% , 10/15/33
(b)
1,000 1,021,885
Univision Communications, Inc.
(b)
8.50% , 07/31/31 ............ 837 835,147
9.38% , 08/01/32 ............ 1,598 1,596,137
8.88% , 04/15/33 ............ 57 55,189
USA Compression Partners LP , 6.25% ,
10/01/33
(b)
................ 41 40,348
UWM Holdings LLC , 6.25% , 03/15/31
(b)
856 763,764
Validus Energy II Midcon LLC , 8.00% ,
08/01/31
(b)
................ 158 157,286
Venture Global Calcasieu Pass LLC
(b)
3.88% , 08/15/29 ............ 791 752,214
3.88% , 11/01/33 ............ 245 214,915
Venture Global LNG, Inc.
(b)
7.00% , 01/15/30 ............ 848 861,488
8.38% , 06/01/31 ............ 843 871,492
Security
Par (000)
Par (000) Value
United States (continued)
Venture Global Plaquemines LNG LLC ,
6.13% , 12/15/30
(b)
........... USD 830 $ 843,149
Vistra Operations Co. LLC , 5.00% ,
07/31/27
(b)
................ 826 825,724
VoltaGrid LLC , 7.38% , 11/01/30
(b)
... 186 186,925
Wayfair LLC , 7.75% , 09/15/30
(b)
.... 861 902,239
Weekley Homes LLC , 4.88% ,
09/15/28
(b)
................ 149 146,431
WESCO Distribution, Inc. , 6.38% ,
03/15/33
(b)
................ 841 855,106
Whirlpool Corp.
6.13% , 06/15/30 ............ 760 690,603
7.50% , 07/01/31
(b)
........... 33 32,794
Windstream Services LLC , 8.25% ,
10/01/31
(b)
................ 862 897,367
Wolfspeed, Inc.
2.50% , 06/15/31
(b) (i)
.......... 36 69,975
2.50% , 06/15/31
(i)
........... 24 46,650
7.00% , 06/15/31 ............ 86 74,088
WULF Compute LLC , 7.75% ,
10/15/30
(b)
................ 2,359 2,450,923
Wynn Resorts Finance LLC , 6.25% ,
03/15/33
(b)
................ 826 818,767
Xerox Corp. , 10.25% , 10/15/30
(b)
... 3,972 3,584,730
XPLR Infrastructure Operating Partners
LP , 7.75% , 04/15/34
(b)
......... 859 899,571
Zayo Group Holdings, Inc. , 6.25% ,
( 6.25 % Cash or 0.50 % PIK),
03/09/30
(a) (b) (h)
.............. 2,360 2,353,384
330,195,308
Total Corporate Bonds — 59.8%
(Cost: $ 657,313,206 ) ............................. 599,872,662
Fixed Rate Loan Interests
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan , 6.05%
,
11/09/29
(f)
....... GBP 213 1,438
Total Fixed Rate Loan Interests — 0.0%
(Cost: $ 69,149 ) ................................ 1,438
Floating Rate Loan Interests
Austria — 0.1%
Innio Group Holding GmbH, Facility
1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 2.00%),
4.25%
,
11/03/31
(a)
........... EUR 1,000 1,149,783
Cayman Islands — 0.0%
Flexsys Cayman Holdings LP, 1st
Lien Term Loan , (6-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
9.34%
,
08/01/29
(a) (f)
.......... USD 148 14,816
Finland — 0.2%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B9 , (3-mo.
EURIBOR at 0.00% Floor + 2.90%),
5.19%
,
08/05/31
(a)
........... EUR 1,867 2,161,534

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 1.2%
(a)
Banijay Entertainment SAS, 1st Lien
Term Loan B5 , 07/06/33
(m)
...... EUR 2,000 $ 2,305,470
Banijay Entertainment SAS, Facility 1st
Lien Term Loan B6 , 07/04/33
(m)
.. 1,000 1,152,735
Betclic Everest Group, Facility
1st Lien Term Loan B2 , (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.23%
,
12/09/31 ............ 1,527 1,762,545
Cooper Consumer Health SAS, Facility
1st Lien Term Loan B5 , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.04%
,
05/19/33 ............ 1,500 1,740,138
Kersia International SAS, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.79%
,
12/23/30 . 1,000 1,159,734
Parts Europe SA, 1st Lien Term Loan B ,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.99%
,
02/06/31 ...... 1,000 1,154,107
Septodont Holding SAS, Facility 1st
Lien Term Loan B , 06/30/33
(m)
... 1,000 1,160,842
Vivalto Sante Investissement, Facility
1st Lien Term Loan , (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.29%
,
07/21/31 ............ 1,000 1,150,682
11,586,253
Germany — 1.6%
(a)
Autodoc Holding SE, 1st Lien Term
Loan B , 07/15/33
(m)
.......... 1,000 1,130,087
BASF Coatings, 1st Lien Term Loan B2 ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.04%
,
06/29/33 ...... 1,000 1,157,682
Blitz 26-281 SE, Facility 1st Lien Term
Loan B , 05/27/33
(m)
.......... 1,000 1,158,339
Foxtrott Bidco GmbH, 1st Lien Term
Loan B , 07/04/33
(m)
.......... 1,000 1,151,132
Nidda Healthcare Holding GmbH, 1st
Lien Term Loan , 12/09/32
(m)
..... 1,000 1,145,701
Rain Carbon, Inc., 1st Lien Term Loan ,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.39%
,
10/31/28 ...... 3,000 3,437,828
Saphira Holdings SARL, Facility 1st
Lien Term Loan B , 06/10/33
(m)
... 1,000 1,156,759
Schoen Klinik SE, Facility 1st Lien Term
Loan B3 , (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 5.05%
,
01/13/31 . 1,000 1,152,862
Sgb-Smit Midco GmbH, 1st Lien Term
Loan B , 03/10/33
(m)
.......... 900 1,040,429
Sgb-Smit Midco GmbH, Facility
1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.94%
,
03/10/33 ............ 1,000 1,156,033
Techem Verwaltungsgesellschaft 675
mbH, Facility 1st Lien Term Loan B7 ,
(3-mo. EURIBOR at 0.00% Floor +
2.75%), 4.98%
,
07/15/32 ...... 1,000 1,151,824
TK Elevator Midco GmbH, 1st Lien
Term Loan B1 , (3-mo. Euribor at
0.00% Floor + 3.00%; 6-mo. Euribor
at 0.00% Floor + 3.00% at 0.00%
Floor + 3.00%), 5.15%
,
04/30/30 . 1,000 1,158,397
15,997,073
Security
Par (000)
Par (000) Value
India — 0.8%
(a)(m)
Endeavour Trade And Investment Ltd.,
1st Lien Term Loan , 10/30/26 .... USD 3,000 $ 2,995,500
Utopia (Upswing Trustee Co Ltd), 1st
Lien Term Loan , 04/06/33 ...... 4,960 4,960,328
7,955,828
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan , 16.27%
,
11/10/27
(a) (f)
..... GBP 536 72,278
Luxembourg — 1.0%
(a)
Al Mansart (Luxembourg) Bidco
SCS, 1st Lien Term Loan , (6-mo.
CME Term SOFR + 5.25%),
9.12%
,
07/01/32
(f)
........... USD 131 130,486
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A , (6-mo. CME
Term SOFR at 0.00% Floor +
5.25%), 9.12%
,
09/01/28
(f)
...... 184 183,725
Concrete Investment II SCA,
Facility 1st Lien Term Loan A2 ,
(3-mo. EURIBOR + 2.00%),
4.45%
,
10/30/26
(f)
........... EUR 96 11
Garfunkelux Holdco 3 SA, 1st Lien
Term Loan B , (12-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
6.88%
,
06/01/32 ............ 2,000 2,242,877
Index HoldCo SARL, Facility 1st Lien
Term Loan A , 6.00%
,
12/29/28 ... 1,929 844,218
Loire Finco Luxembourg SARL,
1st Lien Term Loan B4 , (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.94%
,
01/21/30 ............ 1,227 1,425,230
Loire Finco Luxembourg SARL, Facility
1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.73%
,
01/31/30 ...... USD 3,596 3,607,255
NJJ Continental S.A.,  1st Lien Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 2.25%), 4.52%
,
01/30/32 . EUR 1,226 1,409,830
9,843,632
Netherlands — 0.9%
(a)
Accell Group Holdings BV, 1st Lien
Term Loan , (3-mo. EURIBOR +
7.00%), 9.07% ( 9.07 % Cash or
9.53 % PIK), 02/09/28
(f) (h)
....... 1,279 421,760
Nobian Finance BV, 1st Lien Term Loan
B , (6-mo. EURIBOR at 0.00% Floor
+ 3.65%), 6.16%
,
07/01/29 ..... 2,000 2,237,826
Odido Holding BV, 1st Lien  Term Loan ,
(12-mo. EURIBOR at 0.00% Floor +
3.00%), 5.73%
,
03/29/32 ...... 1,500 1,723,239
TMF Sapphire Bidco BV, Facility
1st Lien Term Loan B6 , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.57%
,
05/23/33 ............ 1,000 1,149,310
Ziggo BV, Facility 1st Lien Term Loan P ,
(1-mo. EURIBOR at 0.00% Floor +
3.75%), 5.97%
,
05/31/33 ...... 3,139 3,409,141
8,941,276

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Zealand — 0.3%
FNZ NZ Finco Ltd., 1st Lien Term Loan ,
(Daily SONIA at 0.00% Floor +
6.00%), 9.73%
,
11/05/31
(a) (f)
..... GBP 3,000 $ 3,032,438
Spain — 0.3%
(a)
Boluda Towage Luxembourg SARL,
Facility 1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.04%
,
06/30/33 ............ EUR 1,000 1,157,002
Dycom Industries, Inc., Facility 1st Lien
Term Loan B , 02/18/33
(m)
....... 1,000 1,154,418
Seashell Bidco SL, 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.85%
,
12/15/32 ..... 1,000 1,158,431
3,469,851
Sweden — 0.2%
Verisure Holding AB, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 2.00%), 4.20%
,
10/25/32
(a)
2,000 2,316,794
United Kingdom — 1.8%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term
Loan B , 07/04/33
(m)
.......... 1,000 1,153,150
Belron Uk Finance plc, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 2.25%), 4.47%
,
10/16/31 . 1,000 1,153,877
Boots Group Bidco Ltd. (The), 1st Lien
Term Loan , (Daily SONIA at 0.00%
Floor + 4.50%), 8.23%
,
08/30/32 . GBP 1,159 1,570,140
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B12 , (Daily
SONIA at 0.00% Floor + 4.50%),
8.50%
,
06/30/31 ............ 1,825 2,469,384
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B , 02/27/32
(m)
.......... EUR 1,000 1,146,946
EG Finco Ltd., 1st Lien Term Loan ,
02/10/31
(m)
................ 3,000 3,458,758
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan , (Daily
SONIA at 0.00% Floor + 9.38%),
13.10%
,
10/31/29
(f)
.......... GBP 1,652 2,115,188
Market Bidco Ltd., Facility 1st Lien Term
Loan B3 , (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.73%
,
11/04/30 . EUR 1,000 1,153,992
Stonepeak Motion Finco LLC, 1st Lien
Term Loan , 06/24/33
(m)
........ 2,000 2,300,949
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B4 , (6-mo. EURIBOR
at 0.00% Floor + 1.75%),
4.38%
,
12/24/31 ............ 1,115 1,280,728
17,803,112
United States — 3.8%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(1-mo. CME Term SOFR at 1.00%
Floor + 5.50%), 9.28% , 03/11/30 USD 82 80,156
(1-mo. CME Term SOFR at 1.00%
Floor + 7.50%), 11.28% , 03/11/30 77 75,145
Altar Bidco, Inc., 2nd Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.11%
,
02/01/30 . 7,839 7,549,860
Security
Par (000)
Par (000) Value
United States (continued)
Atlas CC Acquisition Corp., 1st Lien
Term Loan , (1-mo. CME Term SOFR
at 0.75% Floor + 4.50%), 8.43% -
10.00% 05/25/29 ............ USD 833 $ 48,440
Atlas CC Acquisition Corp., 1st Lien
Term Loan C , (3-mo. CME Term
SOFR at 0.75% Floor + 1.25%),
5.18% - 10.00% 05/25/29 ...... 122 7,065
Avaya, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.23% 08/01/28 ...... 50 44,513
Champions Financing, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.42%
,
02/06/29 ............ —
(n)
18
Clarios Global LP, 1st Lien Term Loan ,
(1-mo. EURIBOR at 0.00% Floor +
2.75%), 4.94%
,
01/28/32 ...... EUR 1,000 1,153,807
ConnectWise LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.49%
,
09/29/28 . USD 175 164,223
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw 1st Lien Term
Loan , (3-mo. CME Term SOFR at
0.00% Floor + 9.62%), 13.28% -
13.45%
,
07/30/28
(f)
.......... 716 717,559
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien Term
Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 6.00%), 9.73% -
9.84%
,
05/16/29
(f)
........... 572 574,482
CoreWeave Compute Acquisition Co.
IV LLC, Delayed Draw 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.25%
,
09/29/30
(f)
........... 616 603,474
CoreWeave Financing DDTL V LLC,
Delayed Draw 1st Lien Term Loan ,
11/17/31
(m)
................ 496 494,739
CSC Holdings LLC, 1st Lien Term Loan
B5 , (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
04/15/27 ..... 46 28,693
DirecTV Financing LLC, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.32%
,
02/17/31 ............ 148 148,187
Discovery Global Holdings, Inc., 1st
Lien Term Loan
(1-mo. EURIBOR at 0.00% Floor +
2.50%), 4.69% , 06/03/33 .... EUR 2,291 2,641,048
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23% , 06/03/33 USD 473 473,028
ECL Entertainment LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.73%
,
08/30/30 ............ 483 483,864
EIS Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 10.64%
,
07/08/28
(f)
584 537,335
EIS Group Ltd., Revolving Loan 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 7.00%),
10.64%
,
07/10/28
(f)
.......... 58 53,734

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Engineered Machinery Holdings,
Inc., 1st Lien Term Loan B , (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
5.41%
,
11/26/32 ............ EUR 1,500 $ 1,729,725
Finastra USA, Inc., 1st Lien Term Loan ,
09/15/32
(m)
................ 1,000 1,093,763
Hologic, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.99%
,
04/07/33 . USD 150 147,459
Hudson River Trading LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.17%
,
03/18/30 ............ 100 99,547
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.58%
,
10/25/28
(d) (e) (f)
......... 157 78,703
J&J Ventures Gaming LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.23%
,
04/26/30 ............ 313 311,637
Jack Ohio Finance LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.73%
,
01/28/32 ............ 102 100,238
Legence Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 2.00%),
5.73%
,
12/16/31 ............ 60 59,638
Maverick Gaming LLC, 1st Lien Term
Loan , (US Prime Rate at 1.00%
Floor + 7.50%), 15.25% 06/05/28
(d) (e)
(f)
....................... 202 —
McAfee Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.73%
,
03/01/29 . 7,412 6,684,405
Medical Solutions Holdings, Inc., 1st
Lien Term Loan
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.42% , 11/01/30 134 15,374
(3-mo. CME Term SOFR at 2.00%
Floor + 7.00%), 10.80% , 11/03/31 224 30,558
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 6.00%),
9.25%
,
02/16/29
(f)
........... 110 104,841
Montage Hotels & Resorts LLC,
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
9.73%
,
02/16/29
(f)
........... 349 332,017
Multi-Color Corp., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.38%), 8.52% ( 6.02 % Cash or
2.50 % PIK), 05/11/33
(h)
........ 128 106,759
Neptune Bidco US, Inc., 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.38%
,
02/03/33 . EUR 1,000 1,147,961
Oakeagle Acquireco, Inc., 1st Lien Term
Loan B2 , 03/24/33
(m)
.......... 2,000 2,313,611
ProAmpac PG Borrower LLC, 1st
Lien Term Loan , (3-mo. EURIBOR
at 0.00% Floor + 4.00%),
6.31%
,
03/07/33 ............ 1,000 1,153,150
Rand Parent LLC, 1st Lien Term Loan
B , 03/18/30
(m)
.............. USD 100 100,111
Security
Par (000)
Par (000) Value
United States (continued)
Redstone Buyer LLC, 1st Lien Term
Loan B1 , 12.00%
,
12/31/30 ..... USD 861 $ 260,382
Resilience Parent LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.23%
,
02/28/33 ............ 100 99,792
Runitonetime LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00%
Floor + 0.00%), 16.14% 10/15/26
(f)
195 146,778
Sword Purchaser LLC, 1st Lien Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.44%
,
04/11/33 . EUR 1,000 1,139,024
Tulip Holdco De LLC, 1st Lien Term
Loan B , 07/21/33
(m)
.......... 1,535 1,735,569
Vital Bidco AB, 1st Lien Term Loan B ,
07/22/33
(m)
................ 1,000 1,153,150
Xerox Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.00%; 3-mo. CME Term
SOFR at 0.00% Floor + 4.00% at
0.50% Floor + 4.00%), 7.73% -
7.82%
,
11/19/29 ............ USD 2,503 1,890,664
Zayo Group Holdings, Inc., 1st Lien
Term Loan , 03/11/30
(m)
........ 100 100,124
38,014,350
Total Floating Rate Loan Interests — 12.2%
(Cost: $ 127,104,548 ) ............................. 122,359,018
Foreign Agency Obligations
France — 0.1%
Electricite de France SA , (5-Year EUR
Swap Annual + 3.97%), 3.38%
(a) (c) (k)
EUR 400 438,055
Supranational — 0.0%
European Bank for Reconstruction &
Development , 0.00% , 03/03/28
(j)
.. TRY 6,500 79,101
Total Foreign Agency Obligations — 0.1%
(Cost: $ 461,699 ) ................................ 517,156
Foreign Government Obligations
Italy — 1.2%
Buoni Poliennali del Tesoro , 2.85% ,
02/01/31
(c)
................ EUR 10,871 12,288,247
Spain — 0.1%
Bonos y Obligaciones del Estado
2.60% , 05/31/31 ............ 505 569,483
3.40% , 10/31/36
(b) (c)
.......... 488 551,767
1,121,250
Total Foreign Government Obligations — 1.3%
(Cost: $ 13,433,223 ) .............................. 13,409,497

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investment Companies
iShares iBoxx $ High Yield Corporate
Bond ETF
(o)
............... 253,748 $ 20,167,891
Total Investment Companies — 2.0%
(Cost: $ 20,280,047 ) .............................. 20,167,891
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2 .3%
United States — 2.3%
(a)(b)
425 Trust
Series 2026-LEX, Class A, (1-mo.
CME Term SOFR at 1.67% Floor
+ 1.67%), 5.35%, 07/15/43 ... USD 1,417 1,416,369
Series 2026-LEX, Class F, (1-mo.
CME Term SOFR at 5.85% Floor
+ 5.85%), 9.53%, 07/15/43 ... 1,260 1,259,477
BIKE Pass-Through Trust
Series 2026-BAND, Class A, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.15%), 5.83%, 07/15/43 ... 800 799,558
Series 2026-BAND, Class B, (1-mo.
CME Term SOFR at 4.15% Floor
+ 4.15%), 7.83%, 07/15/43 ... 800 799,564
BX Trust, Series 2026-ORBT, Class E,
(1-mo. CME Term SOFR at 3.00%
Floor + 3.00%), 6.68%, 07/15/43 . 796 798,490
CEDR Commercial Mortgage Trust,
Series 2022-SNAI, Class B, (1-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 5.01%, 02/15/39 ....... 500 496,489
CONE Commercial Mortgage Trust,
Series 2026-ACD6, Class D, 8.11%,
07/15/43 ................. 1,000 983,868
CSMC Trust, Series 2022-LION, Class
A, (1-mo. CME Term SOFR at 3.59%
Floor + 3.44%), 7.12%, 02/15/27
(f)
4,000 3,992,274
DBC Mortgage Trust, Series 2025-DBC,
Class A, (1-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 5.03%,
11/15/42 .................. 1,524 1,525,906
EQT Trust, Series 2026-IND1, Class E,
(1-mo. CME Term SOFR at 2.70%
Floor + 2.70%), 6.35%, 07/15/41 . 2,000 2,004,998
LBA Trust
Series 2026-LBA6, Class A, (1-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 4.85%, 07/15/43 ... 2,000 2,000,000
Series 2026-LBA6, Class E, (1-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 6.55%, 07/15/43 ... 2,000 2,000,000
NYC Commercial Mortgage Trust,
Series 2025-11X, Class A, (1-mo.
CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 10/15/40 ....... 1,000 1,003,125
SLG Office Trust, Series 2026-OMA,
Class E, 6.96%, 04/15/41 ...... 3,000 2,962,116
Security
Par (000)
Par (000) Value
United States (continued)
Wells Fargo Commercial Mortgage
Trust, Series 2025-AURA, Class D,
(1-mo. CME Term SOFR at 2.89%
Floor + 2.89%), 6.57%, 10/15/42 . USD 996 $ 994,608
23,036,842
Total Non-Agency Mortgage-Backed Securities — 2.3%
(Cost: $ 23,104,268 ) .............................. 23,036,842
Preferred Securities
Capital Trusts — 3 .6%
Belgium — 0.0%
Ageas SA , (5-Year EURIBOR ICE
Swap Rate + 3.04%), 5.88%
(a) (c) (k)
. EUR 400 466,530
France — 0.3%
(a)(c)(k)
BNP Paribas Cardif SA , (5-Year
EURIBOR ICE Swap Rate + 3.37%),
6.00% ................... 1,500 1,721,156
Electricite de France SA
(5-Year EURIBOR ICE Swap Rate +
2.07%), 4.38% ........... 600 674,092
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 200 278,551
Engie SA , (ADSWAP5 + 2.00%), 6.48 % AUD 470 330,762
RCI Banque SA , (5-Year EURIBOR ICE
Swap Rate + 3.84%), 6.13% .... EUR 200 230,509
3,235,070
Germany — 0.9%
(a)(c)(k)
Aroundtown Finance SARL
(5-Year EURIBOR ICE Swap Rate +
3.04%), 5.13% ........... 1,325 1,420,598
(5-Year EURIBOR ICE Swap Rate +
3.43%), 5.25% ........... 1,612 1,767,443
Commerzbank AG , (USISSO05 +
4.32%), 7.50% ............. USD 1,000 1,037,220
Deutsche Bank AG
(5-Year EURIBOR ICE Swap Rate +
4.04%), 6.75% ........... EUR 800 945,366
(5-Year EURIBOR ICE Swap Rate +
5.11%), 7.38% ........... 2,200 2,727,529
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13% ........... 800 996,322
8,894,478
Greece — 0.2%
(a)(c)(k)
Eurobank SA , (5-Year EURIBOR ICE
Swap Rate + 3.79%), 6.25% .... 1,425 1,646,768
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.32%),
5.80% ................... 325 371,303
2,018,071
India — 0.2%
HDFC Bank Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.93%), 3.70%
(a) (c) (k)
... USD 1,760 1,752,850
Italy — 0.0%
Enel SpA , (5-Year EURIBOR ICE Swap
Rate + 1.82%), 4.50%
(a) (c) (k)
..... EUR 500 556,392

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan — 0.2%
(a)(c)
Rakuten Group, Inc. , (5-Year EUR
Swap Annual + 4.74%), 4.25%
(k)
.. EUR 1,274 $ 1,450,564
SoftBank Group Corp. , (5-Year
EURIBOR ICE Swap Rate + 4.46%),
6.50% , 10/29/62 ............ 526 538,197
1,988,761
Luxembourg — 0.1%
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate +
6.16%), 8.13%
(a) (c) (k)
........ 1,000 1,029,961
Netherlands — 0.1%
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(a) (c) (k)
. 925 1,083,451
Norway — 0.1%
Var Energi ASA
(a)(c)
(5-Year EURIBOR ICE Swap Rate +
2.31%), 4.95% , 04/29/86 .... 525 599,412
(5-Year EURIBOR ICE Swap Rate +
4.77%), 7.86% , 11/15/83 ..... 673 838,276
1,437,688
Spain — 0.3%
Telefonica Emisiones SA
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate +
1.84%), 4.38% ........... 1,400 1,581,500
(EUAMDB08 + 2.13%), 4.88% ... 800 902,084
2,483,584
Sweden — 0.1%
Heimstaden Bostad AB , (5-Year EUR
Swap Annual + 3.15%), 2.63%
(a) (c) (k)
974 1,106,724
United Kingdom — 0.4%
Barclays plc , (5-Year EURIBOR ICE
Swap Rate + 3.56%), 6.13%
(a) (c) (k)
. 950 1,095,013
Nationwide Building Society
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(a) (c) (k)
.............. GBP 1,050 1,458,370
Vodafone Group plc , (5-Year USD Swap
Semi + 4.87%), 7.00% , 04/04/79
(a)
USD 848 870,896
3,424,279
United States — 0.7%
(a)
Energy Transfer LP , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.68%),
6.50% , 02/15/56 ............ 833 833,093
Humana, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.63% , 09/15/56 822 808,824
PG&E Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 3.23%), 6.85% , 09/15/56 ..... 826 817,382
Stellantis NV
(c)(k)
(5-Year EURIBOR ICE Swap Rate +
3.77%), 6.25% ........... EUR 1,150 1,281,685
(5-Year EURIBOR ICE Swap Rate +
4.24%), 6.88% ........... 975 1,081,147
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%),
8.25% ................. GBP 925 1,205,869
Security
Par (000)
Par (000) Value
United States (continued)
Venture Global LNG, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 5.44%),
9.00%
(b) (k)
................. USD 77 $ 76,690
6,104,690
Total Capital Trusts — 3.6%
(Cost: $ 35,257,594 ) .............................. 35,582,529
Shares
Shares
Preferred Stocks — 0 .5%
United States — 0.5%
Cap Hill Brands , Class E
(e) (f)
....... 506,652 5
CoreWeave, Inc. , 10.00% , ( 10.00%
Cash or 10.00 % PIK)
(f) (h)
....... 430,000 331,100
Cosmed Corp. , Series C , Class E
(e) (f)
. 31,051 208,042
Dream Finders Homes, Inc.
(Preference) , 9.00%
(f) (k)
........ 2,261 2,261,000
HNG Hospitality offshore LP , (Acquired
02/16/24 , cost $ 723,000 )
(e) (f) (g)
... 723,000 506,100
Labels Buyer LLC , 12.00% ....... 43 34,185
Lessen Holdings, Inc. , Series B
(e) (f)
.. 16,373 —
RSA Security LLC , Class A
(e) (f)
..... 141,937 2
RSA Security LLC , Class B
(e) (f)
..... 425,813 4
Veritas Newco
(e) (f)
.............. 17,298 345,957
Veritas Newco, Series G-1
(e)
...... 11,940 238,808
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 567,638 ) ,
12.00% , ( 12.00 % Cash or 12.00%
PIK)
(f) (g) (h)
................. 194,516 1,330,489
5,255,692
Total Preferred Stocks — 0.5%
(Cost: $ 5,489,072 ) .............................. 5,255,692
Total Preferred Securities — 4.1%
(Cost: $ 40,746,666 ) .............................. 40,838,221
Warrants
Brazil — 0.0%
Lavoro Ltd. ( Issued/Exercisable
12/27/22 , 1 Share for 1 Warrant,
Expires 12/27/27 , Strike Price USD
11.50 )
(e)
.................. 5,012 3
Germany — 0.0%
Tonies SE ( Issued/Exercisable
04/30/21 , 1 Share for 1 Warrant,
Expires 11/26/26 , Strike Price EUR
11.50 )
(e)
.................. 109,736 151,850
Luxembourg — 0.0%
HomeToGo SE ( Issued/Exercisable
02/17/21 , 1 Share for 1 Warrant,
Expires 09/21/26 , Strike Price EUR
11.50 )
(e)
.................. 71,516 1

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States — 0.0%
(e)
Aurora Innovation, Inc. ( Issued/
Exercisable 05/04/21 , 1 Share for
1 Warrant, Expires 11/03/26 , Strike
Price USD 11.50 ) ............ 529 $ 109
Crown PropTech Acquisitions ( Issued/
Exercisable 01/25/21 , 1 Share for
1 Warrant, Expires 03/11/27 , Strike
Price USD 11.50 ) ............ 9,692 688
Flagstar Financial, Inc. , (Acquired
03/07/24 , cost $ 0 ) ( Issued/
Exercisable 03/11/24 , 1,000 Shares
for 1 Warrant, Expires 03/11/31 ,
Strike Price USD 2.50 )
(f) (g)
...... 43 122,329
Offerpad Solutions, Inc. ( Issued/
Exercisable 10/13/20 , 1 Share for
1 Warrant, Expires 09/01/26 , Strike
Price USD 11.50 ) ............ 13,726 8
Palladyne AI Corp. ( Issued/Exercisable
01/15/21 , 1 Share for 1 Warrant,
Expires 06/15/27 , Strike Price USD
69.00 ) ................... 5,599 58
Palladyne AI Corp. ( Issued/Exercisable
12/21/20 , 1 Share for 1 Warrant,
Expires 09/24/26 , Strike Price USD
11.50 ) ................... 20,304 209
Service King Midas International
( Issued/Exercisable 07/14/22 ,
1 Share for 1 Warrant, Expires
04/26/27 , Strike Price USD 10.00 )
(f)
580 —
Sonder Enterprises, Inc. ( Issued/
Exercisable 04/11/25 , 1 Share for
1 Warrant, Expires 04/11/30 , Strike
Price USD 1.00 )
(f)
........... 38,747 1
Sonder Enterprises, Inc. ( Issued/
Exercisable 12/30/24 , 1 Share for
1 Warrant, Expires 12/30/29 , Strike
Price USD 0.01 )
(f)
........... 3,884 —
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 0 ) ( Issued/
Exercisable 10/14/22 , 1 Share for
1 Warrant, Expires 10/07/32 , Strike
Price USD 0.01 )
(f) (g)
.......... 23,975 126,109
Volato Group, Inc. , (Acquired 12/03/23 ,
cost $ 11,228 ) ( Issued/Exercisable
12/04/23 , 1 Share for 1 Warrant,
Expires 12/03/28 , Strike Price USD
11.50 )
(g)
.................. 11,228 112
249,623
Total Warrants — 0.0%
(Cost: $ 73,720 ) ................................ 401,477
Total Long-Term Investments — 96 .2%
(Cost: $ 1,036,885,682 ) ........................... 965,071,733
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Borrowed Bond Agreements — 3.8%
(p)
Barclays Bank plc , 1.00% , 08/06/26
(Purchased on 07/29/26 to be
repurchased at USD 2,066,289 ,
collateralized by MGM China
Holdings Ltd. , 7.13%, due at
06/26/31 , par and fair value of
USD 2,000,000 and $ 2,047,500 ,
respectively) ............... USD 2,066 $ 2,066,117
Barclays Bank plc , 2.50% , 08/06/26
(Purchased on 07/24/26 to be
repurchased at USD 1,312,104 ,
collateralized by MGM Resorts
International , 6.50%, due at
04/15/32 , par and fair value of
USD 1,300,000 and $ 1,287,174 ,
respectively) ............... 1,311 1,311,375
Barclays Bank plc , 3.35% , 08/06/26
(Purchased on 07/27/26 to be
repurchased at USD 1,492,616 ,
collateralized by Primero Agila Ltd. ,
7.75%, due at 07/16/31 , par and
fair value of USD 1,500,000 and
$ 1,482,600 , respectively) ...... 1,492 1,491,922
Barclays Bank plc , 3.40% , 08/06/26
(Purchased on 07/24/26 to be
repurchased at USD 1,975,992 ,
collateralized by Discovery Global
Holdings, Inc. , 4.28%, due at
03/15/32 , par and fair value of
USD 2,200,000 and $ 1,954,856 ,
respectively) ............... 1,975 1,974,500
Barclays Bank plc , 3.40% , 08/06/26
(Purchased on 07/24/26 to be
repurchased at USD 172,468 ,
collateralized by Rivian Holdings
LLC , 10.00%, due at 01/15/31 , par
and fair value of USD 170,000 and
$ 170,688 , respectively) ........ 172 172,338
Barclays Bank plc , 3.40% , 08/06/26
(Purchased on 07/24/26 to be
repurchased at USD 1,304,110 ,
collateralized by CCO Holdings LLC ,
4.50%, due at 05/01/32 , par and
fair value of USD 1,500,000 and
$ 1,293,580 , respectively) ...... 1,303 1,303,125
Barclays Bank plc , 3.40% , 08/06/26
(Purchased on 07/24/26 to be
repurchased at USD 1,209,373 ,
collateralized by INEOS Finance
plc , 7.50%, due at 04/15/29 , par and
fair value of USD 1,200,000 and
$ 1,178,237 , respectively) ...... 1,208 1,208,460
Barclays Bank plc , 1.98% , Open
(Purchased on 01/19/26 to be
repurchased at USD 2,269,609 ,
collateralized by Aegis Lux 1a SARL ,
5.63%, due at 10/29/31 , par and
fair value of EUR 1,900,000 and
$ 2,220,221 , respectively)
(q)
..... EUR 1,950 2,248,256

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc , 3.00% , Open
(Purchased on 06/12/26 to be
repurchased at USD 4,872,636 ,
collateralized by Republic of
Indonesia , 5.35%, due at 02/11/49 ,
par and fair value of USD 5,000,000
and $ 4,493,000 , respectively)
(q)
.. USD 4,852 $ 4,852,418
Barclays Bank plc , 3.40% , Open
(Purchased on 06/04/26 to be
repurchased at USD 3,271,430 ,
collateralized by Republic of
Philippines , 5.50%, due at 01/17/48 ,
par and fair value of USD 3,333,000
and $ 3,063,227 , respectively)
(q)
.. 3,254 3,253,607
Barclays Capital, Inc. , 3.40% , Open
(Purchased on 07/24/26 to be
repurchased at USD 1,200,907 ,
collateralized by Sirius XM Radio
LLC , 5.88%, due at 04/15/32 , par
and fair value of USD 1,200,000 and
$ 1,177,531 , respectively)
(q)
..... 1,200 1,200,000
BNP Paribas SA , 1.80% , Open
(Purchased on 06/15/26 to be
repurchased at USD 1,846,207 ,
collateralized by Infrastrutture
Wireless Italiane SpA , 1.75%, due
at 04/19/31 , par and fair value of
EUR 1,750,000 and $ 1,810,067 ,
respectively)
(q)
.............. EUR 1,597 1,842,062
BNP Paribas SA , 2.90% , Open
(Purchased on 07/06/26 to be
repurchased at USD 414,184 ,
collateralized by Altice France Lux
3 , 10.00%, due at 01/15/33 , par
and fair value of USD 400,000 and
$ 392,549 , respectively)
(q)
...... USD 413 413,352
BNP Paribas SA , 3.35% , Open
(Purchased on 07/06/26 to be
repurchased at USD 615,679 ,
collateralized by Sirius XM Radio
LLC , 4.13%, due at 07/01/30 , par
and fair value of USD 650,000 and
$ 607,548 , respectively)
(q)
...... 614 614,250
BofA Securities, Inc. , 3.37% , 09/14/26
(Purchased on 07/16/26 to be
repurchased at USD 399,487 ,
collateralized by JetBlue Airways
Corp. , 9.88%, due at 09/20/31 , par
and fair value of USD 452,000 and
$ 393,305 , respectively) ........ 399 398,890
J.P. Morgan Securities LLC ,
3.40% , 09/22/26 (Purchased on
07/31/26 to be repurchased at USD
1,209,114 , collateralized by Olympus
Water US Holding Corp. , 7.25%,
due at 02/15/33 , par and fair value
of USD 1,200,000 and $ 1,175,483 ,
respectively) ............... 1,209 1,209,000
J.P. Morgan Securities LLC ,
3.41% , 09/22/26 (Purchased on
07/31/26 to be repurchased at USD
1,288,247 , collateralized by Conagra
Brands, Inc. , 5.40%, due at 11/01/48 ,
par and fair value of USD 1,500,000
and $ 1,266,794 , respectively) ... 1,288 1,288,125
Security
Par (000)
Par (000) Value
J.P. Morgan Securities LLC ,
3.41% , 09/22/26 (Purchased on
07/31/26 to be repurchased at
USD 1,403,633 , collateralized by
OneMain Finance Corp. , 6.50%,
due at 03/15/33 , par and fair value
of USD 1,400,000 and $ 1,366,751 ,
respectively) ............... USD 1,404 $ 1,403,500
J.P. Morgan Securities plc ,
1.75% , Open (Purchased on
05/08/26 to be repurchased at USD
2,713,793 , collateralized by Intrum
Investments & Financing AB , 8.50%,
due at 09/11/30 , par and fair value
of EUR 2,500,000 and $ 2,737,542 ,
respectively)
(q)
.............. EUR 2,345 2,703,935
J.P. Morgan Securities plc ,
1.95% , Open (Purchased on
05/27/25 to be repurchased at
USD 843,182 , collateralized by
Banco Santander SA , 3.63%, par
and fair value of EUR 800,000 and
$ 890,268 , respectively)
(k) (q)
..... 729 840,323
J.P. Morgan Securities plc ,
2.00% , Open (Purchased on
05/29/26 to be repurchased at USD
719,743 , collateralized by Discovery
Global Holdings, Inc. , 4.69%, due
at 05/17/33 , par and fair value
of EUR 660,000 and $ 715,595 ,
respectively)
(q)
.............. 622 717,317
Morgan Stanley & Co. LLC ,
3.40% , Open (Purchased on
01/30/26 to be repurchased at USD
2,535,096 , collateralized by McAfee
Corp. , 7.38%, due at 02/15/30 , par
and fair value of USD 2,980,000 and
$ 2,526,668 , respectively)
(q)
..... USD 2,492 2,492,025
Morgan Stanley & Co. LLC ,
3.40% , Open (Purchased on
05/29/26 to be repurchased at
USD 1,298,919 , collateralized by
Discovery Global Holdings, Inc. ,
5.05%, due at 03/15/42 , par and
fair value of USD 1,750,000 and
$ 1,216,250 , respectively)
(q)
..... 1,291 1,291,115
Morgan Stanley & Co. LLC ,
3.40% , Open (Purchased on
05/29/26 to be repurchased at USD
686,339 , collateralized by Discovery
Global Holdings, Inc. , 4.28%, due
at 03/15/32 , par and fair value
of USD 740,000 and $ 657,542 ,
respectively)
(q)
.............. 682 682,215
RBC Capital Markets LLC ,
1.65% , Open (Purchased on
06/04/26 to be repurchased at
USD 552,841 , collateralized by
Clear Channel Outdoor Holdings,
Inc. , 7.50%, due at 06/01/29 , par
and fair value of USD 550,000 and
$ 550,876 , respectively)
(q)
...... 551 551,375

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC ,
3.05% , Open (Purchased on
06/04/26 to be repurchased at
USD 3,804 , collateralized by Zayo
Group Holdings, Inc. , 9.00%, due at
09/09/30 , par and fair value of USD
3,833 and $ 3,756 , respectively)
(q)
. USD 4 $ 3,785
RBC Capital Markets LLC ,
3.05% , Open (Purchased on
06/04/26 to be repurchased at
USD 396,941 , collateralized by
Zayo Group Holdings, Inc. , 9.00%,
due at 09/09/30 , par and fair value
of USD 400,000 and $ 392,000 ,
respectively)
(q)
.............. 395 395,000
Total Borrowed Bond Agreements — 3.8%
(Cost: $ 38,002,330 ) .............................. 37,928,387
Shares
Shares
Money Market Funds — 4.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.58%
(o) (r)
.... 49,172,612 49,172,612
Total Money Market Funds — 4 .9%
(Cost: $ 49,172,612 ) .............................. 49,172,612
Total Short-Term Securities — 8.7%
(Cost: $ 87,174,942 ) .............................. 87,100,999
Total Options Purchased — 0 .1%
(Cost: $ 1,264,299 ) .............................. 836,600
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 105.0%
(Cost: $ 1,125,324,923 ) ........................... 1,053,009,332
Total Options Written — (0.0) %
(Premiums Received — $ (647,225) ) .................. (459,874)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — ( 2 .9 ) %
Italy — (0.2)%
Infrastrutture Wireless Italiane SpA ,
1.75% , 04/19/31 ............ EUR (1,750) (1,810,067)
Luxembourg — (0.4)%
Aegis Lux 1a SARL , 5.63%
,
( 5.63%
Cash or 6.38 % PIK), 10/29/31
(h)
.. (1,900) (2,220,221)
Altice France Lux 3 , 10.00% , 01/15/33
(b)
USD (400) (392,549)
INEOS Finance plc , 7.50% , 04/15/29
(b)
(1,200) (1,178,237)
(3,791,007)
Macau — (0.2)%
MGM China Holdings Ltd. ,
7.13% , 06/26/31 ............ (2,000) (2,047,500)
Philippines — (0.1)%
Primero Agila Ltd. , 7.75% , 07/16/31 . (1,500) (1,482,600)
Sweden — (0.3)%
Intrum Investments & Financing AB ,
8.50% , 09/11/30
(b)
........... EUR (2,500) (2,737,542)
Security
Par (000)
Par (000) Value
United States — (1.7)%
CCO Holdings LLC , 4.50% , 05/01/32 USD (1,500) $ (1,293,580)
Clear Channel Outdoor Holdings, Inc. ,
7.50% , 06/01/29
(b)
........... (550) (550,876)
Conagra Brands, Inc. , 5.40% , 11/01/48 (1,500) (1,266,794)
Discovery Global Holdings, Inc.:
4.28% , 03/15/32 ............ (2,940) (2,612,398)
4.69% , 05/17/33 ............ EUR (660) (715,595)
5.05% , 03/15/42 ............ USD (1,750) (1,216,250)
JetBlue Airways Corp. ,
9.88% , 09/20/31
(b)
........... (452) (393,305)
McAfee Corp. , 7.38% , 02/15/30
(b)
... (2,980) (2,526,668)
MGM Resorts International ,
6.50% , 04/15/32 ............ (1,300) (1,287,174)
Olympus Water US Holding Corp. ,
7.25% , 02/15/33
(b)
........... (1,200) (1,175,483)
OneMain Finance Corp. ,
6.50% , 03/15/33 ............ (1,400) (1,366,751)
Rivian Holdings LLC ,
10.00% , 01/15/31
(b)
.......... (170) (170,688)
Sirius XM Radio LLC
(b)
:
4.13% , 07/01/30 ............ (650) (607,548)
5.88% , 04/15/32 ............ (1,200) (1,177,531)
Zayo Group Holdings, Inc. ,
9.00%
,
( 9.00 % Cash or 1.88%
PIK), 09/09/30
(a) (b) (h)
.......... (404) (395,756)
(16,756,397)
Foreign Government Obligations — ( 0 .7 ) %
Indonesia — (0.4)%
Republic of Indonesia , 5.35% , 02/11/49 (5,000) (4,493,000)
Philippines — (0.3)%
Republic of Philippines ,
5.50% , 01/17/48 ............ (3,333) (3,063,227)
Preferred Securities — ( 0 .1 ) %
Spain — (0.1)%
Banco Santander SA , (5-Year
EURIBOR ICE Swap Rate + 3.76%),
3.63%
(a) (k)
................. EUR (800) (890,268)
Total Borrowed Bonds — ( 3 .7 ) %
(Proceeds: $ (37,673,991) ) .........................
(37,071,608)

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investments Sold Short
Investment Companies
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(o)
.......... (50,000) $ (4,733,000)
Janus Henderson B-BBB CLO ETF .. (20,000) (945,800)
(5,678,800)
Total Investment Companies
— (0.6)%
(Proceeds: $ (5,621,966) ) .......................... (5,678,800)
Total Investments Sold Short — ( 0 .6 ) %
(Proceeds: $ (5,621,966) ) .......................... (5,678,800)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 100 .7%
(Cost: $ 1,081,381,741 ) ........................... 1,009,799,050
Liabilities in Excess of Other Assets — (0.7) % ............ (6,911,181)
Net Assets — 100.0% .............................. $ 1,002,887,869
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,623,669, representing 0.56% of its net assets as of period end, and an original cost of $3,599,385.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
Perpetual security with no stated maturity date.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Rounds to less than 1,000.
(o)
Affiliate of the Fund.
(p)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(q)
The amount to be repurchased assumes the maturity will be the day after the period end.
(r)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26
Income
(Expense)
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 89,144,689 $ — $ (39,972,077)
(a)
$ — $ — $ 49,172,612 49,172,612 $ 3,667,397 $ —
iShares Expanded Tech-
Software Sector ETF
(b)
... — 1,095,269 (1,098,434) 3,165 — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... — 20,280,047 — — (112,156) 20,167,891 253,748 93,580 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ — (8,946,010) 4,257,900 23,310 (68,200) (4,733,000) (50,000) (83,613) —
$ 26,475 $ (180,356) $ 64,607,503 $ 3,677,364 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 231 09/08/26 $ 30,324 $ (290,235)
Euro-OAT ............................................................... 5 09/08/26 675 (4,500)
Euro-Schatz ............................................................. 128 09/08/26 15,565 (54,475)
Japan 10-Year Bond ........................................................ 1 09/14/26 799 (2,693)
U.S. Treasury 10-Year Note ................................................... 158 09/21/26 17,099 (295,806)
U.S. Treasury 10-Year Ultra Note ............................................... 9 09/21/26 990 (15,969)
U.S. Treasury Long Bond ..................................................... 26 09/21/26 2,824 (91,300)
U.S. Treasury Ultra Bond ..................................................... 18 09/21/26 1,981 (76,864)
U.S. Treasury 2-Year Note .................................................... 196 09/30/26 40,316 (40,745)
U.S. Treasury 5-Year Note .................................................... 304 09/30/26 32,260 (287,255)
(1,159,842)
Short Contracts
Euro-Bund .............................................................. 8 09/08/26 1,147 6,737
Australia 10-Year Bond ...................................................... 3 09/15/26 228 2,491
EURO STOXX 50 Index ..................................................... 5 09/18/26 367 (3,878)
Russell 2000 E-Mini Index .................................................... 24 09/18/26 3,526 36,731
U.S. Treasury Long Bond ..................................................... 14 09/21/26 1,521 39,164
U.S. Treasury Ultra Bond ..................................................... 3 09/21/26 330 (663)
80,582
$ (1,079,260)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 2,900,000 USD 3,302,317 Morgan Stanley & Co. International plc 09/16/26 $ 47,697
EUR 10,724,000 USD 12,232,432 Societe Generale SA 09/16/26 155,689
GBP 184,000 USD 247,785 Bank of America NA 09/16/26 195
JPY 166,944,768 USD 1,024,000 HSBC Bank plc 09/16/26 28,933
USD 305,677 AUD 433,000 UBS AG 09/16/26 1,246
USD 2,122,105 CHF 1,669,000 JPMorgan Chase Bank NA 09/16/26 47,656
USD 270,708,653 EUR 232,499,000 BNP Paribas SA 09/16/26 2,131,094
USD 5,975,064 EUR 5,139,000 Deutsche Bank AG 09/16/26 38,608
USD 442,903 EUR 380,000 HSBC Bank plc 09/16/26 3,936
USD 1,024,000 JPY 161,869,824 Morgan Stanley & Co. International plc 09/16/26 3,075
USD 256,014 HKD 2,000,000 Deutsche Bank AG 09/17/26 585
2,458,714
USD 720,624 AUD 1,025,000 Deutsche Bank AG 09/16/26 (26)
USD 20,607,990 EUR 18,027,000 BNP Paribas SA 09/16/26 (216,391)
USD 2,559,518 EUR 2,238,000 Citibank NA 09/16/26 (25,768)
USD 37,589,425 EUR 32,816,000 Deutsche Bank AG 09/16/26 (318,871)
USD 12,731,258 EUR 11,145,000 Goldman Sachs International 09/16/26 (143,192)
USD 23,652,075 EUR 20,710,000 HSBC Bank plc 09/16/26 (271,646)
USD 3,440,468 EUR 3,000,000 JPMorgan Chase Bank NA 09/16/26 (25,064)
USD 5,139,424 EUR 4,479,000 Morgan Stanley & Co. International plc 09/16/26 (34,615)
USD 4,582,787 EUR 4,002,000 UBS AG 09/16/26 (40,234)
USD 3,995,705 GBP 3,027,000 Citibank NA 09/16/26 (83,843)
USD 2,967,894 GBP 2,236,000 Goldman Sachs International 09/16/26 (45,607)
USD 3,189,349 GBP 2,397,000 JPMorgan Chase Bank NA 09/16/26 (41,136)
USD 24,226,256 GBP 18,050,000 UBS AG 09/16/26 (100,090)
USD 77,413 TRY 3,829,000 BNP Paribas SA 09/16/26 (251)
EUR 783,911 USD 907,858 BNP Paribas SA 09/17/26 (2,265)
USD 350,195 AUD 500,000 Morgan Stanley & Co. International plc 09/17/26 (1,336)

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,918,705 EUR 3,414,000 Deutsche Bank AG 09/17/26 $ (25,230)
(1,375,565)
$ 1,083,149
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ....................... 112 09/18/26 EUR 6,600.00 EUR 7,121 $ 57,602
EURO STOXX Bank Index ..................... 294 09/18/26 EUR 310.00 EUR 4,558 187,736
Russell 2000 E-Mini Index ...................... 44 09/18/26 USD 3,300.00 USD 6,464 3,080
Russell 2000 E-Mini Index ...................... 44 09/18/26 USD 2,900.00 USD 6,464 225,500
473,918
Put
EURO STOXX 50 Index ....................... 69 09/18/26 EUR 6,125.00 EUR 4,387 53,032
$ 526,950
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... JPMorgan Chase Bank NA — 08/13/26 JPY 162.00 USD 2,635 $ 3,409
Put
USD Currency ........... JPMorgan Chase Bank NA — 08/13/26 JPY 162.00 USD 2,635 53,527
S&P 500 Index .......... BNP Paribas SA 211 09/18/26 USD 6,950.00 USD 1,580 7,884
S&P 500 Index .......... BNP Paribas SA 336 09/18/26 USD 7,198.61 USD 2,517 21,884
EURO STOXX 50 Index .... Goldman Sachs International 377 10/16/26 EUR 6,070.26 EUR 2,397 38,572
Nasdaq-100 E-Mini Index ... BNP Paribas SA 70 10/16/26 USD 27,601.17 USD 1,979 59,902
S&P 500 Index .......... BNP Paribas SA 234 11/20/26 USD 7,198.61 USD 1,753 32,481
S&P 500 Index .......... BNP Paribas SA 210 12/18/26 USD 7,198.61 USD 1,573 34,877
S&P 500 Index .......... BNP Paribas SA 349 12/18/26 USD 7,186.05 USD 2,614 57,108
306,235
$ 309,644
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Deutsche Bank AG 08/07/26 4 .15 % USD 2,419 $ 6
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ........................ 30 09/18/26 EUR 6,300.00 EUR 1,907 $ (64,328)

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Russell 2000 E-Mini Index ....................... 88 09/18/26 USD 3,100.00 USD 12,927 $ (74,800)
(139,128)
Put
EURO STOXX 50 Index ........................ 69 09/18/26 EUR 5,700.00 EUR 4,387 (17,067)
$ (156,195)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....... Goldman Sachs International 377 10/16/26 EUR 5,925.00 EUR 2,397 $ (27,953)
Nasdaq-100 E-Mini Index ...... BNP Paribas SA 70 10/16/26 USD 27,000.00 USD 1,979 (47,772)
S&P 500 Index ............. BNP Paribas SA 234 11/20/26 USD 7,198.61 USD 1,753 (32,481)
S&P 500 Index ............. BNP Paribas SA 210 12/18/26 USD 7,198.61 USD 1,573 (34,878)
S&P 500 Index ............. BNP Paribas SA 349 12/18/26 USD 7,025.00 USD 2,614 (46,938)
$ (190,022)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.50% Annual BNP Paribas SA 10/08/26 4 .50 % USD 1,537 $ (8,796)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.08% Annual
Morgan Stanley & Co.
International plc 10/12/26 3 .08 EUR 14,678 (45,877)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.13% Annual
Morgan Stanley & Co.
International plc 10/12/26 3 .13 EUR 6,272 (37,491)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.35% Annual Citibank NA 10/21/26 4 .35 USD 2,664 (11,899)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual
Goldman Sachs
International 11/02/26 4 .50 USD 6,190 (9,594)
$ (113,657)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 44.V3 ..................... 5 .00 % Quarterly 06/20/30 USD 980 $ (83,113) $ (49,966) $ (33,147)
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 Quarterly 12/20/30 EUR 15,825 (2,001,561) (1,707,553) (294,008)
Markit CDX North American High Yield Index
Series 45.V3 ..................... 5 .00 Quarterly 12/20/30 USD 7,840 (640,110) (460,605) (179,505)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1 .00 Quarterly 12/20/30 USD 27,160 (591,157) (546,666) (44,491)
iTraxx Asia ex-Japan Investment Grade Index
Series 45.V1 ..................... 1 .00 Quarterly 06/20/31 USD 5,000 (70,878) (57,187) (13,691)
iTraxx Europe Crossover Index Series 45.V1 . 5 .00 Quarterly 06/20/31 EUR 228 (27,651) (15,641) (12,010)
iTraxx Europe Main Index Series 45.V1 ..... 1 .00 Quarterly 06/20/31 EUR 728 (18,494) (10,771) (7,723)
iTraxx Europe Main Index Series 45.V1 ..... 1 .00 Quarterly 06/20/31 EUR 44,649 (1,133,978) (1,066,817) (67,161)

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Senior Financials Index Series
45.V1 ......................... 1 .00 % Quarterly 06/20/31 EUR 1,937 $ (47,209) $ (21,843) $ (25,366)
Markit CDX North American High Yield Index
Series 46.V2 ..................... 5 .00 Quarterly 06/20/31 USD 299 (24,285) (11,295) (12,990)
Republic of the Philippines ............. 1 .00 Quarterly 06/20/31 USD 5,000 (75,127) (51,668) (23,459)
Tencent Holdings Ltd. ................. 1 .00 Quarterly 06/20/31 USD 4,000 (81,220) (75,130) (6,090)
$ (4,794,783) $ (4,075,142) $ (719,641)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Xerox Corp. ............. 1 .00 % Quarterly Barclays Bank plc 12/20/26 USD 300 $ 14,222 $ 29,285 $ (15,063)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (24,826) 7,697 (32,523)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 750 (5,821) 55,589 (61,410)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 510 (3,958) 36,783 (40,741)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 450 (3,493) 35,159 (38,652)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,500 (11,642) 154,761 (166,403)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 300 (2,328) 22,774 (25,102)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 500 (3,881) 36,082 (39,963)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,000 (7,762) 97,760 (105,522)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (64,334) 22,690 (87,024)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 (44,727) 15,805 (60,532)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 600 (9,604) 18,138 (27,742)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 (1,873) 2,330 (4,203)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 775 (14,094) 10,064 (24,158)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 200 (3,083) (468) (2,615)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,000 (8,681) 74,344 (83,025)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 200 (3,479) 1,386 (4,865)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 750 (75,990) (48,544) (27,446)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 2,000 (47,970) (8,307) (39,663)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 12/20/30 USD 1,300 (201,302) (174,366) (26,936)
Ally Financial, Inc. ......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,000 (154,848) (136,856) (17,992)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,500 (153,725) (192,697) 38,972
iTraxx Europe Main Index Series
44.V1 ............... 1 .00 Quarterly BNP Paribas SA 12/20/30 EUR 26,168 (228,241) (204,102) (24,139)
iTraxx Europe Main Index Series
44.V1 ............... 1 .00 Quarterly BNP Paribas SA 12/20/30 EUR 13,084 (114,121) (121,996) 7,875
American Airlines Group, Inc. .. 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/31 USD 500 (18,623) 11,722 (30,345)
American Airlines Group, Inc. .. 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/31 USD 500 (18,623) 11,722 (30,345)
Bayerische Motoren Werke AG 1 .00 Quarterly BNP Paribas SA 06/20/31 EUR 3,243 (92,440) (60,934) (31,506)
CMA CGM SA ............ 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/31 EUR 1,658 (244,032) (123,362) (120,670)
Constellium SE ........... 5 .00 Quarterly Bank of America NA 06/20/31 EUR 1,658 (315,555) (213,590) (101,965)
HP, Inc. ................ 1 .00 Quarterly Citibank NA 06/20/31 USD 2,000 (9,644) 7,758 (17,402)
HP, Inc. ................ 1 .00 Quarterly Citibank NA 06/20/31 USD 2,000 (9,644) 7,758 (17,402)
HSBC Holdings plc ........ 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 2,934 (100,103) (91,422) (8,681)
International Consolidated
Airlines Group SA ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 3,000 (653,044) (561,553) (91,491)
Lanxess AG ............. 1 .00 Quarterly Barclays Bank plc 06/20/31 EUR 2,460 115,376 200,159 (84,783)
Mercedes-Benz Group AG .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 3,243 (95,331) (60,934) (34,397)
Paramount Global ......... 1 .00 Quarterly Bank of America NA 06/20/31 USD 1,788 136,238 147,610 (11,372)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/31 USD 11,070 (57,791) 156,745 (214,536)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/31 USD 4,500 (23,492) 63,718 (87,210)
UniCredit SpA ............ 1 .00 Quarterly BNP Paribas SA 06/20/31 EUR 1,348 (29,903) (9,684) (20,219)
Volkswagen International
Finance NV ........... 1 .00 Quarterly Citibank NA 06/20/31 EUR 1,621 (5,554) 9,947 (15,501)
Volvo Car AB ............ 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 EUR 3,287 (532,705) (396,580) (136,125)

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UniCredit SpA ............ 1 .00 % Quarterly BNP Paribas SA 06/20/36 EUR 1,405 $ 83,366 $ 88,781 $ (5,415)
$ – $ – $ –
$ (3,047,065) $ (1,078,828) $ (1,968,237)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 535 $ 20,965 $ 10,522 $ 10,443
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 125 6,712 (4,744) 11,456
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 182 9,783 (6,911) 16,694
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 248 13,359 (9,713) 23,072
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/27 NR EUR 400 21,530 24,289 (2,759)
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 377 20,270 (16,348) 36,618
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 1,060 59,253 15,771 43,482
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 760 42,483 29,549 12,934
CMA CGM SA ........ 5 .00 Quarterly Bank of America NA 12/20/27 BB+ EUR 800 63,432 (5,026) 68,458
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 942 74,691 (6,526) 81,217
Bellis Acquisition Co. plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 890 50,033 5,625 44,408
Worldline SA ......... 5 .00 Quarterly BNP Paribas SA 06/20/28 BB EUR 811 (46,872) (46,375) (497)
ZF Europe Finance BV .. 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB- EUR 831 72,113 20,679 51,434
iTraxx Europe Crossover
Index Series 40.V4 .. 5 .00 Quarterly BNP Paribas SA 12/20/28 BB- EUR 2,246 213,181 118,228 94,953
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 1,257 (176,055) 90,914 (266,969)
Ziggo Bond Co. BV .... 5 .00 Quarterly Deutsche Bank AG 12/20/28 B- EUR 695 3,989 44,790 (40,801)
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 NR EUR 712 78,328 (9,602) 87,930
Ziggo Bond Co. BV .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B+ EUR 726 71,112 64,614 6,498
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB- EUR 695 94,852 69,622 25,230
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 10,861 1,690,413 1,007,970 682,443
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,073 478,236 250,154 228,082
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B USD 250 (1,714) (12,571) 10,857
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 50 746 (75) 821
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 110 1,642 (328) 1,970
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 50 746 (90) 836
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 110 8,698 11,258 (2,560)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 80 6,326 7,720 (1,394)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,000 79,077 128,891 (49,814)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB- USD 650 51,400 69,612 (18,212)

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly Barclays Bank plc 06/20/30 NR USD 3,000 $ 467,875 $ 343,336 $ 124,539
Vistra Operations Co. LLC 5 .00 Quarterly Citibank NA 06/20/30 NR USD 650 101,373 66,853 34,520
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 332 51,412 45,580 5,832
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 324 50,116 35,128 14,988
Zegona Finance plc .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB EUR 498 77,118 58,572 18,546
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 500 35,012 54,098 (19,086)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,000 70,023 108,196 (38,173)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 1,000 70,023 93,657 (23,634)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 650 45,515 74,802 (29,287)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 2,000 140,046 215,557 (75,511)
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 878 155,132 104,401 50,731
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 3,271 222,936 253,997 (31,061)
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 6,542 445,872 462,279 (16,407)
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 6,142 1,299,185 1,346,335 (47,150)
iTraxx Europe Crossover
Index Series 44.V1 .. 5 .00 Quarterly BNP Paribas SA 12/20/30 BB- EUR 14,114 2,985,459 2,794,325 191,134
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B USD 1,500 (27,146) (58,132) 30,986
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 B USD 500 (9,049) (18,726) 9,677
Premier Foods Finance plc 5 .00 Quarterly BNP Paribas SA 12/20/30 BB+ EUR 680 115,504 94,019 21,485
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 2,000 28,617 392 28,225
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Citibank NA 12/20/30 BB+ USD 2,000 28,617 4,700 23,917
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BB+ USD 2,000 28,617 196 28,421
Vistra Operations Co. LLC 5 .00 Quarterly Bank of America NA 12/20/30 NR USD 1,000 169,619 154,296 15,323
Vistra Operations Co. LLC 5 .00 Quarterly Bank of America NA 12/20/30 NR USD 650 110,252 100,292 9,960
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 2,650 449,491 418,315 31,176
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 650 110,252 104,338 5,914
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 500 84,810 80,260 4,550
ZF Europe Finance BV .. 5 .00 Quarterly Bank of America NA 12/20/30 BB- EUR 322 40,141 34,214 5,927
Ziggo Bond Co. BV .... 5 .00 Quarterly Deutsche Bank AG 12/20/30 B- EUR 624 (42,102) 16,288 (58,390)
Ziggo Bond Co. BV .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 B- EUR 677 (45,678) 9,022 (54,700)
Albion Financing 1 SARL 5 .00 Quarterly Deutsche Bank AG 06/20/31 BB- EUR 1,000 149,469 85,275 64,194
Albion Financing 1 SARL 5 .00 Quarterly Deutsche Bank AG 06/20/31 BB- EUR 695 103,881 58,566 45,315
Allwyn Entertainment
Financing UK plc .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 479 77,207 59,979 17,228
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 06/20/31 NR USD 4,000 641,209 660,107 (18,898)
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 06/20/31 NR USD 2,500 400,755 412,567 (11,812)
CPI Property Group SA .. 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 289 19,911 18,205 1,706
CPI Property Group SA .. 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 289 19,911 18,234 1,677
CPI Property Group SA .. 5 .00 Quarterly Deutsche Bank AG 06/20/31 BB EUR 692 47,676 55,726 (8,050)
Discovery Global Holdings,
Inc. ............. 1 .00 Quarterly
Goldman Sachs
International 06/20/31 BB USD 3,350 (281,000) (387,979) 106,979
Discovery Global Holdings,
Inc. ............. 1 .00 Quarterly
Goldman Sachs
International 06/20/31 BB USD 650 (54,522) (75,280) 20,758
Essendi SA .......... 5 .00 Quarterly Bank of America NA 06/20/31 B+ EUR 433 48,610 36,020 12,590

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
IMA Industria Macchine
Automatiche SpA .... 5 .00 % Quarterly Bank of America NA 06/20/31 B EUR 433 $ 46,080 $ 32,734 $ 13,346
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 292 31,075 22,822 8,253
Jaguar Land Rover
Automotive plc ..... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 BBB- EUR 603 64,431 68,639 (4,208)
MGM Resorts International 5 .00 Quarterly Bank of America NA 06/20/31 BB- USD 1,650 192,808 181,603 11,205
MGM Resorts International 5 .00 Quarterly Bank of America NA 06/20/31 BB- USD 650 75,955 71,540 4,415
Multiversity SpA ....... 5 .00 Quarterly Deutsche Bank AG 06/20/31 B EUR 686 56,356 21,570 34,786
Multiversity SpA ....... 5 .00 Quarterly Deutsche Bank AG 06/20/31 B EUR 695 57,095 12,299 44,796
Newell Brands, Inc. .... 1 .00 Quarterly Barclays Bank plc 06/20/31 B+ USD 500 (40,124) (71,588) 31,464
Newell Brands, Inc. .... 1 .00 Quarterly Barclays Bank plc 06/20/31 B+ USD 1,500 (120,372) (214,763) 94,391
Nidda Healthcare Holding
GmbH ........... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 289 32,026 29,191 2,835
Opal Bidco SAS ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B+ EUR 695 105,324 55,000 50,324
Public Power Corp. SA .. 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 289 47,965 39,255 8,710
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/31 BB+ USD 650 98,829 85,027 13,802
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/31 BB+ USD 1,500 228,068 196,217 31,851
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/31 BB+ USD 2,000 304,091 261,623 42,468
Sirius XM Radio LLC ... 5 .00 Quarterly Citibank NA 06/20/31 BB+ USD 4,000 608,181 523,246 84,935
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/31 B+ USD 1,000 181,703 161,963 19,740
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/31 B+ USD 1,650 299,810 267,240 32,570
Commerzbank AG ..... 1 .00 Quarterly BNP Paribas SA 06/20/36 NR EUR 1,405 (76,292) (78,998) 2,706
$ 13,633,887 $ 11,454,529 $ 2,179,358
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
AMC Global Media, Inc. ....... Barclays Bank plc USD 27,036 08/23/26 0.20% 1D OBFR01 Monthly $ 2,767
AMC Global Media, Inc. ....... JPMorgan Chase Bank NA 45,577 02/09/27 0.20% 1D OBFR01 Monthly 5,114
CSG NV .................. Merrill Lynch International & Co. 831,312 02/15/28 0.26% 1D ESTR Monthly 168,758
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 19,878 02/09/27 0.20% 1D OBFR01 Monthly 1,184
Paramount Skydance Corp. ..... JPMorgan Chase Bank NA 233,103 02/09/27 0.20% 1D OBFR01 Monthly (42,795)
Total long positions of equity swaps 135,028
Short contracts
(b)
Brandywine Realty Trust ....... Merrill Lynch International & Co. (15,700) 02/15/28 (0.15)% 1D OBFR01 Monthly 500
Citigroup Capital XIII ......... JPMorgan Chase Bank NA (95,001) 02/09/27 (0.15)% 1D OBFR01 Monthly 3,445
Community Financial System, Inc. JPMorgan Chase Bank NA (21,748) 02/09/27 (0.15)% 1D OBFR01 Monthly 166
CSG NV .................. Barclays Bank plc (466,656) 07/14/27 (0.26)% 1D ESTR Monthly (9,595)
CVB Financial Corp. .......... JPMorgan Chase Bank NA (18,601) 02/09/27 (0.15)% 1D OBFR01 Monthly (168)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... JPMorgan Chase Bank NA (2,551,430) 02/09/27 (1.13)% 1D OBFR01 Monthly 5,765
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Merrill Lynch International & Co. (644,865) 02/15/28 (0.40)% 1D OBFR01 Monthly 2,667
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (422,172) 02/24/28 (0.92)% 1D OBFR01 Monthly 213
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (795,897) 02/09/27 (0.38)% 1D OBFR01 Monthly 10,497

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
iShares Preferred & Income
Securities ETF ........... Merrill Lynch International & Co. USD (1,485,070) 02/15/28 (0.50)% 1D OBFR01 Monthly $ 7,275
Pagaya Technologies Ltd. ...... Barclays Bank plc (50,293) 08/23/26 (0.38)% 1D OBFR01 Monthly (7,189)
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (691,134) 02/09/27 (0.37)% 1D OBFR01 Monthly 4,731
      Total short positions of equity swaps 18,307
Total long and short position of equity swaps 153,335
Net dividends and financing fees 6,104
Total equity swap contracts including dividends and financing fees $ 159,439
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .62%
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .71
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ (4,075,142) $ — $ (719,641) $ —
OTC Swaps ..................................................... 13,804,871 (3,429,170) 3,264,764 (2,894,204) —
Options Written ................................................... N/A N/A 244,561 (57,210) (459,874)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 36,731 $ — $ 48,392 $ — $ 85,123
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 2,458,714 — — 2,458,714
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — 779,658 56,936 6 — 836,600
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 16,850,449 219,186 — — — 17,069,635
$ — $ 16,850,449 $ 1,035,575 $ 2,515,650 $ 48,398 $ — $ 20,450,072

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 3,878 $ — $ 1,160,505 $ — $ 1,164,383
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,375,565 — — 1,375,565
Options written
(b)
Options written at value ..................... — — 346,217 — 113,657 — 459,874
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 719,641 — — — — 719,641
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 6,263,627 59,747 — — — 6,323,374
$ — $ 6,983,268 $ 409,842 $ 1,375,565 $ 1,274,162 $ — $ 10,042,837
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (1,304,412) $ — $ (584,415) $ — $ (1,888,827)
Forward foreign currency exchange contracts .... — — — 10,536,257 — — 10,536,257
Options purchased
(a)
..................... — (1,263,953) (4,883,599) — (531,162) — (6,678,714)
Options written ........................ — 458,649 2,972,275 — — — 3,430,924
Swaps .............................. — 590,909 614,889 — (21) — 1,205,777
$ — $ (214,395) $ (2,600,847) $ 10,536,257 $ (1,115,598) $ — $ 6,605,417
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 227,489 $ — $ (1,095,342) $ — $ (867,853)
Forward foreign currency exchange contracts .... — — — (5,162,022) — — (5,162,022)
Options purchased
(b)
..................... — 85,680 (182,894) 21,211 94,849 — 18,846
Options written ........................ — (22,562) 195,560 — (46,747) — 126,251
Swaps .............................. — (1,221,376) 302,375 — 13 — (918,988)
$ — $ (1,158,258) $ 542,530 $ (5,140,811) $ (1,047,227) $ — $ (6,803,766)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 64,465,498
Average notional value of contracts — short ................................................................................. 11,677,732
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 348,834,009
Average amounts sold — in USD ........................................................................................ 9,704,703
Options
Average value of option contracts purchased ................................................................................ 1,108,043
Average value of option contracts written ................................................................................... 513,536
Average notional value of swaption contracts purchased ......................................................................... 62,148,994
Average notional value of swaption contracts written ........................................................................... 69,283,029
Credit default swaps
Average notional value — buy protection ................................................................................... 177,953,414
Average notional value — sell protection ................................................................................... 145,615,457
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... —
(a)
Average notional value — receives fixed rate ................................................................................ —
(a)
Equity swaps
Average notional value — long .......................................................................................... 2,200,196
Average notional value — short ......................................................................................... 7,268,708
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 37,649 $ 230,392
Forward f oreign currency exchange contracts ................................................................. 2,458,714 1,375,565
Options
(a) (b)
........................................................................................ 836,600 459,874
Swaps — centrally cleared .............................................................................. — 141,024
Swaps — OTC
(c)
..................................................................................... 17,063,531 6,323,374
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 20,396,494 $ 8,530,229
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(564,599) (527,611)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 19,831,895 $ 8,002,618
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA ............................... $ 2,325,266 $ (557,804) $ (1,767,462) $ — $ —
Barclays Bank plc ................................ 890,874 (455,377) — (360,000) 75,497
BNP Paribas SA ................................. 10,130,322 (1,175,274) — (7,190,000) 1,765,048
Citibank NA ..................................... 2,072,287 (442,395) (169,892) (1,460,000) —
Deutsche Bank AG ................................ 572,920 (454,451) — (118,469) —
Goldman Sachs International ......................... 518,329 (518,329) — — —
HSBC Bank plc .................................. 32,869 (32,869) — — —
JPMorgan Chase Bank NA .......................... 1,939,405 (1,939,405) — — —
Merrill Lynch International & Co. ....................... 179,200 — — — 179,200
Morgan Stanley & Co. International plc .................. 1,013,488 (693,995) — (319,493) —
Societe Generale SA .............................. 155,689 — — — 155,689
UBS AG ....................................... 1,246 (1,246) — — —
$ 19,831,895 $ (6,271,145) $ (1,937,354) $ (9,447,962) $ 2,175,434
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA ............................... $ 557,804 $ (557,804) $ — $ — $ —
Barclays Bank plc ................................ 455,377 (455,377) — — —
BNP Paribas SA ................................. 1,175,274 (1,175,274) — — —
Citibank NA ..................................... 442,395 (442,395) — — —
Deutsche Bank AG ................................ 454,451 (454,451) — — —
Goldman Sachs International ......................... 1,389,670 (518,329) — (530,000) 341,341
HSBC Bank plc .................................. 271,646 (32,869) — — 238,777
JPMorgan Chase Bank NA .......................... 2,421,682 (1,939,405) — (290,000) 192,277
Morgan Stanley & Co. International plc .................. 693,995 (693,995) — — —
UBS AG ....................................... 140,324 (1,246) — — 139,078
$ 8,002,618 $ (6,271,145) $ — $ (820,000) $ 911,473
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statement of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 137,488,378 $ — $ 137,488,378
Common Stocks
Bermuda ............................................. — — 47,185 47,185
Canada ............................................. 59,825 — — 59,825
Chile ............................................... — — 3,740 3,740
Germany ............................................ 2,613 — 11 2,624

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

Level 1 Level 2 Level 3 Total
Luxembourg .......................................... $ — $ 626,610 $ — $ 626,610
United Kingdom ........................................ 81,137 — 73 81,210
United States .......................................... 2,181,164 1,631,040 2,345,755 6,157,959
Corporate Bonds
Angola .............................................. — 2,972,565 — 2,972,565
Australia ............................................. — 1,107,545 317,821 1,425,366
Austria .............................................. — 2,841,989 — 2,841,989
Canada ............................................. — 7,669,336 2,718,920 10,388,256
Chile ............................................... — 141,728 — 141,728
China ............................................... — 13,533,639 — 13,533,639
Czech Republic ........................................ — 4,333,417 — 4,333,417
Denmark ............................................. — 5,357,134 — 5,357,134
Finland .............................................. — 329,433 — 329,433
France .............................................. — 22,784,591 343,002 23,127,593
Germany ............................................ — 19,901,118 527,157 20,428,275
Hong Kong ........................................... — 13,636,280 — 13,636,280
India ............................................... — 5,230,360 — 5,230,360
Indonesia ............................................ — 1,308,333 — 1,308,333
Ireland .............................................. — 1,835,983 — 1,835,983
Israel ............................................... — 1,853,986 — 1,853,986
Italy ................................................ — 9,403,905 — 9,403,905
Japan ............................................... — 13,892,395 — 13,892,395
Jersey, Channel Islands ................................... — 7,588,932 — 7,588,932
Luxembourg .......................................... — 24,978,188 — 24,978,188
Malaysia ............................................. — 3,795,280 — 3,795,280
Mauritius ............................................. — 5,452,700 14,227,783 19,680,483
Netherlands ........................................... — 4,367,471 — 4,367,471
Norway .............................................. — 3,098,131 — 3,098,131
Philippines ........................................... — 856,950 — 856,950
Portugal ............................................. — 12,228,003 — 12,228,003
Singapore ............................................ — 3,516,924 — 3,516,924
Slovenia ............................................. — 3,126,633 — 3,126,633
South Africa ........................................... — 410,291 — 410,291
South Korea .......................................... — 1,970,900 — 1,970,900
Spain ............................................... — 4,211,020 — 4,211,020
Sweden ............................................. — 1,934,725 — 1,934,725
Switzerland ........................................... — 2,109,975 — 2,109,975
United Kingdom ........................................ — 43,762,811 — 43,762,811
United States .......................................... — 328,628,788 1,566,520 330,195,308
Fixed Rate Loan Interests .................................. — — 1,438 1,438
Floating Rate Loan Interests
Austria .............................................. — 1,149,783 — 1,149,783
Cayman Islands ........................................ — — 14,816 14,816
Finland .............................................. — 2,161,534 — 2,161,534
France .............................................. — 11,586,253 — 11,586,253
Germany ............................................ — 15,997,073 — 15,997,073
India ............................................... — 7,955,828 — 7,955,828
Jersey, Channel Islands ................................... — — 72,278 72,278
Luxembourg .......................................... — 9,529,410 314,222 9,843,632
Netherlands ........................................... — 8,519,516 421,760 8,941,276
New Zealand .......................................... — — 3,032,438 3,032,438
Spain ............................................... — 3,469,851 — 3,469,851
Sweden ............................................. — 2,316,794 — 2,316,794
United Kingdom ........................................ — 15,687,924 2,115,188 17,803,112
United States .......................................... — 34,865,427 3,148,923 38,014,350
Foreign Agency Obligations ................................. — 517,156 — 517,156
Foreign Government Obligations .............................. — 13,409,497 — 13,409,497
Investment Companies .................................... 20,167,891 — — 20,167,891
Non-Agency Mortgage-Backed Securities
United States .......................................... — 19,044,568 3,992,274 23,036,842
Preferred Securities
Belgium ............................................. — 466,530 — 466,530
France .............................................. — 3,235,070 — 3,235,070
Germany ............................................ — 8,894,478 — 8,894,478
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

Level 1 Level 2 Level 3 Total
Greece .............................................. $ — $ 2,018,071 $ — $ 2,018,071
India ............................................... — 1,752,850 — 1,752,850
Italy ................................................ — 556,392 — 556,392
Japan ............................................... — 1,988,761 — 1,988,761
Luxembourg .......................................... — 1,029,961 — 1,029,961
Netherlands ........................................... — 1,083,451 — 1,083,451
Norway .............................................. — 1,437,688 — 1,437,688
Spain ............................................... — 2,483,584 — 2,483,584
Sweden ............................................. — 1,106,724 — 1,106,724
United Kingdom ........................................ — 3,424,279 — 3,424,279
United States .......................................... — 6,377,683 4,982,699 11,360,382
Warrants .............................................. 152,864 174 248,439 401,477
Short-Term Securities
Borrowed Bond Agreements ................................. — 37,928,387 — 37,928,387
Money Market Funds ...................................... 49,172,612 — — 49,172,612
Options Purchased
Equity contracts .......................................... 526,950 252,708 — 779,658
Foreign currency exchange contracts ........................... — 56,936 — 56,936
Interest rate contracts ...................................... — 6 — 6
Unfunded Floating Rate Loan Interests
(a)
........................... — 4,860 — 4,860
Liabilities
Borrowed Bonds ......................................... — (37,071,608) — (37,071,608)
Investment Sold Short
Investment Companies .................................... (5,678,800) — — (5,678,800)
Unfunded Floating Rate Loan Interests
(a)
........................... — — (1,715) (1,715)
$ 66,666,256 $ 903,155,086 $ 40,440,727 $ 1,010,262,069
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 3,045,578 $ — $ 3,045,578
Equity contracts ........................................... 36,731 219,186 — 255,917
Foreign currency exchange contracts ............................ — 2,458,714 — 2,458,714
Interest rate contracts ....................................... 48,392 — — 48,392
Liabilities
Credit contracts ........................................... — (3,554,098) — (3,554,098)
Equity contracts ........................................... (160,073) (249,769) — (409,842)
Foreign currency exchange contracts ............................ — (1,375,565) — (1,375,565)
Interest rate contracts ....................................... (1,160,505) (113,657) — (1,274,162)
$ (1,235,455) $ 430,389 $ — $ (805,066)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund
Schedule of Investments

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ................... $ 1,579,556 $ 41,673,523 $ — $ 9,709,712 $ 3,963,065 $ 6,371,701 $ (358) $ 410,822 $ 63,708,021
Transfers into Level 3
(a)
............................ 109,445 365,184 2,818 3,287,788 — — — — 3,765,235
Transfers out of Level 3
(b) (c)
.......................... — — — (85,468) — (268,660) — (1) (354,129)
Accrued discounts/premiums ......................... — 17,902 17,357 72,936 12,619 — — — 120,814
Net realized gain (loss) ............................ — 978,067 — 8,790 — (471,141) — (39,602) 476,114
Net change in unrealized appreciation (depreciation)
(d) (e)
....... 409,370 (2,387,941) (18,737) (1,273,222) 16,590 228,857 (1,357) (122,780) (3,149,220)
Purchases ..................................... 298,393 12,070,683 — 4,929,644 — 208,043 — — 17,506,763
Sales ........................................ — (33,016,215) — (7,530,555) — (1,086,101) — — (41,632,871)
Closing balance, as of July 31, 2026 ....................
$ 2,396,764 $ 19,701,203 $ 1,438 $ 9,119,625 $ 3,992,274 $ 4,982,699 $ (1,715) $ 248,439 $ 40,440,727
Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2026
(e)
........................
$ 409,370 $ (2,391,364) $ (18,737) $ (1,318,617) $ 16,590 $ (50,058) $ (1,357) $ 500 $ (3,353,673)
(a)
As of July 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of July 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of July 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of July 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the fair value hierarchy.
(c)
As of July 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of July 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(d)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

2026
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
BlackRock Credit Relative Value Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $6,909,940.
See notes to financial statements.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 1,567,705 Market EBITDA Multiple 9.75x —
Revenue Multiple 3.25x —
Time to Exit 5.6 years —
Volatility 75% —
Discount for Lack of
Marketability 11% —
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19,701,203 Income Discount Rate 6% - 19% 10%
Market Direct Profit Multiple 2.00x —
Floating Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,384,431 Income Discount Rate 10% - 17% 13%
Market EBITDA Multiple 5.00x —
Non-Agency Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . . 3,992,274 Income Discount Rate 8% —
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,636,736 Income Discount Rate 10% —
Market Revenue Multiple 9.75x —
Time to Exit 3.0 years —
Volatility 90% —
EBITDA Multiple 8.50x - 10.50x 10.50x
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 248,438 Market Time to Exit 4.6 years —
Volatility 43% —
Revenue Multiple 7.25x —
$ 33,530,787
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.

Statement of Assets and Liabilities
July 31, 2026

Statement of Assets and Liabilities
BlackRock
Credit Relative
Value Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 983,668,829
Investments, at value — affiliated
(b)
.......................................................................................... 69,340,503
Cash ............................................................................................................. 6,795,736
Cash pledged: –
Collateral — exchange-traded options written ................................................................................. 7,386,000
Collateral — OTC derivatives ............................................................................................ 2,264,766
Futures contracts .................................................................................................... 1,858,880
Centrally cleared swaps ................................................................................................ 2,086,600
Foreign currency, at value
(c)
............................................................................................... 1,239,851
Receivables: –
Investments sold .................................................................................................... 14,118,215
Options written ...................................................................................................... 9,595
Swaps .......................................................................................................... 344
Capital shares sold ................................................................................................... 5,474,856
Dividends — affiliated ................................................................................................. 174,222
Interest — unaffiliated ................................................................................................. 12,621,996
From the Manager ................................................................................................... 2,117
Due from broker ..................................................................................................... 303,953
Variation margin on futures contracts ....................................................................................... 37,649
Swap premiums paid ................................................................................................... 13,804,871
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 2,458,714
OTC swaps ........................................................................................................ 3,264,764
Unfunded floating rate loan interests ....................................................................................... 4,860
Prepaid e xpenses ..................................................................................................... 93,909
Total a ssets .........................................................................................................
1,127,011,230
LIABILITIES
Investments sold short, at value
(d)
........................................................................................... 945,800
Investments sold short, at value — affiliated
(e)
................................................................................... 4,733,000
Cash received: –
Collateral — OTC derivatives ............................................................................................ 9,938,658
Borrowed bonds, at value
(f)
............................................................................................... 37,071,608
Options written, at value
(g)
................................................................................................ 459,874
Payables: –
Investments purchased ................................................................................................ 55,982,565
Administration fees ................................................................................................... 39,351
Capital shares redeemed ............................................................................................... 4,876,106
Interest expense .................................................................................................... 614,015
Investment advisory fees .............................................................................................. 798,142
Trustees' and Officer's fees ............................................................................................. 30,917
Other affiliate fees ................................................................................................... 375
Professional fees .................................................................................................... 127,256
Service and distribution fees ............................................................................................. 45,347
Variation margin on futures contracts ....................................................................................... 230,392
Variation margin on centrally cleared swaps .................................................................................. 141,024
Other accrued expenses ............................................................................................... 388,277
Swap premiums received ................................................................................................ 3,429,170
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 1,375,565
OTC swaps ........................................................................................................ 2,894,204
Unfunded floating rate loan interests ....................................................................................... 1,715
Total li abilities ........................................................................................................
124,123,361
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,002,887,869

Statement of Assets and Liabilities
(continued)
July 31, 2026
2026
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Credit Relative
Value Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,616,497,170
Accumulated loss ..................................................................................................... (613,609,301)
NET ASSETS ........................................................................................................
$ 1,002,887,869
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,055,872,264
(b)
  Investments, at cost — affiliated ................................................................................... $ 69,452,659
(c)
  Foreign currency, at cost ....................................................................................... $ 1,240,765
(d)
  Proceeds received from short sales — unaffiliated ....................................................................... $ 957,166
(e)
  Proceeds received from short sales — affiliated ......................................................................... $ 4,664,800
(f)
  Proceeds received from borrowed bonds ............................................................................. $ 37,673,991
(g)
  Premiums received ........................................................................................... $ 647,225

Statement of Assets and Liabilities
(continued)
July 31, 2026

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Credit
Relative Value
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 766,206,324
Shares outstanding ...................................................................................................
83,375,588
Net asset value .....................................................................................................
$ 9.19
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 34,523,672
Shares outstanding ...................................................................................................
3,748,559
Net asset value .....................................................................................................
$ 9.21
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 1,891,021
Shares outstanding ...................................................................................................
205,708
Net asset value .....................................................................................................
$ 9.19
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 200,266,852
Shares outstanding ...................................................................................................
21,775,840
Net asset value .....................................................................................................
$ 9.20
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations

Year Ended July 31, 2026
2026
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Credit Relative
Value Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 643,098
Dividends — affiliated ................................................................................................. 3,760,977
Interest — unaffiliated ................................................................................................. 50,098,583
Payment-in-kind interest — unaffiliated ..................................................................................... 1,967,602
Foreign taxes withheld ................................................................................................ (24,674)
Total investment income .................................................................................................
56,445,586
EXPENSES
Investment advisory .................................................................................................. 7,914,930
Transfer agent — class specific .......................................................................................... 755,656
Administration ..................................................................................................... 345,760
Professional ....................................................................................................... 332,978
Accounting services .................................................................................................. 198,437
Administration — class specific .......................................................................................... 124,973
Registration ....................................................................................................... 119,615
Service and distribution — class specific .................................................................................... 116,095
Printing and postage ................................................................................................. 82,262
Custodian ......................................................................................................... 40,925
Trustees and Officer .................................................................................................. 15,840
Miscellaneous ...................................................................................................... 145,293
Total expenses excluding dividend expense and interest expense .....................................................................
10,192,764
Dividends expense — unaffiliated ......................................................................................... 49,646
Dividends expense — affiliated .......................................................................................... 83,613
Interest expense .................................................................................................... 2,037,194
Total expenses .......................................................................................................
12,363,217
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (90,098)
Fees waived and/or reimbursed by the Manager ............................................................................... (78,171)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (90,806)
Total expenses after fees waived and/or reimbursed ..............................................................................
12,104,142
Net investment income ..................................................................................................
44,341,444
REALIZED AND UNREALIZED GAIN (LOSS) $ (18,313,170)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (2,121,472)
Investments — affiliated ............................................................................................. 3,165
Borrowed bonds .................................................................................................. 68,340
Forward foreign currency exchange contracts ............................................................................... 10,536,257
Foreign currency transactions ......................................................................................... (3,486,028)
Futures contracts .................................................................................................. (1,888,827)
Options written ................................................................................................... 3,430,924
Short sales — affiliated .............................................................................................. 23,310
Swaps ......................................................................................................... 1,205,777
A
7,771,446
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (20,562,050)
Investments — affiliated ............................................................................................. (112,156)
Borrowed bonds .................................................................................................. 1,510,538
Forward foreign currency exchange contracts ............................................................................... (5,162,022)
Foreign currency translations .......................................................................................... (45,006)
Futures contracts .................................................................................................. (867,853)
Options written ................................................................................................... 126,251
Short sales — unaffiliated ............................................................................................ 11,366
Short sales — affiliated .............................................................................................. (68,200)
Swaps ......................................................................................................... (918,988)
Unfunded floating rate loan interests ..................................................................................... 3,503
A
(26,084,617)
Net realized and unrealized loss ............................................................................................
(18,313,171)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 26,028,273

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Credit Relative Value Fund
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 44,341,444  $ 47,800,852
Net realized gain (loss) .............................................................................. 7,771,446  (6,618,788)
Net change in unrealized appreciation (depreciation) .......................................................... (26,084,617) 22,764,619
Net increase in net assets resulting from operations ............................................................. 26,028,273  63,946,683
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (31,963,599) (39,052,065)
Investor A ...................................................................................... (2,034,137) (3,076,056)
Investor C ...................................................................................... (91,563) (144,960)
Class K ....................................................................................... (10,959,835) (13,352,684)
Decrease in net assets resulting from distributions to shareholders ................................................... (45,049,134) (55,625,765)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 203,050,773  (61,492,654)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 184,029,912  (53,171,736)
Beginning of year .................................................................................... 818,857,957  872,029,693
End of year ........................................................................................
$ 1,002,887,869  $ 818,857,957
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock Credit Relative Value Fund
Institutional
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 9.42  $ 9.34  $ 8.80  $ 9.26  $ 10.25
Net investment income
(a)
................................
0 .49  0 .54  0 .56  0 .43  0 .28
Net realized and unrealized gain (loss) .......................
( 0 .19 ) 0 .18  0 .28  ( 0 .19 ) ( 0 .92 )
Net increase (decrease) from investment operations ............... 0.30  0.72  0.84  0.24  (0.64)
Distributions from net investment income
(b)
................... (0.53) (0.64) (0.30) (0.70) (0.35)
Net asset value, end of year .............................. $ 9.19  $ 9.42  $ 9.34  $ 8.80  $ 9.26
Total Return
(c)
Based on net asset value ................................. 3.25% 8.06% 9.69%
(d)
2.88% (6.42)%
Ratios to Average Net Assets
(e)
Total expen ses ........................................
1.50% 1.41% 1.47% 1.49% 1.34%
Total expenses after fees waived and/or reimbursed ...............
1.46% 1.37% 1.46% 1.47% 1.33%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ..
1.20% 1.20% 1.18% 1.17% 1.12%
Net investment income ..................................
5.31% 5.84% 6.19% 4.87% 2.89%
Supplemental Data
Net assets, end of year (000) ............................... $ 766,206  $ 588,398  $ 617,576  $ 783,811  $ 1,077,774
Portfolio turnover rate .................................... 104%
(f)
113%
(f)
110%
(f)
132%
(f)
149%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Credit Relative Value Fund
Investor A
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 9.44  $ 9.35  $ 8.81  $ 9.24  $ 10.24
Net investment income
(a)
................................
0 .48  0 .53  0 .54  0 .40  0 .26
Net realized and unrealized gain (loss) .......................
( 0 .21 ) 0 .18  0 .27  ( 0 .17 ) ( 0 .93 )
Net increase (decrease) from investment operations ............... 0.27  0.71  0.81  0.23  (0.67)
Distributions from net investment income
(b)
................... (0.50) (0.62) (0.27) (0.66) (0.33)
Net asset value, end of year .............................. $ 9.21  $ 9.44  $ 9.35  $ 8.81  $ 9.24
Total Return
(c)
Based on net asset value ................................. 2.99% 7.90% 9.40%
(d)
2.76% (6.75)%
Ratios to Average Net Assets
(e)
Total expen ses ........................................
1.74% 1.65% 1.71% 1.76% 1.61%
Total expenses after fees waived and/or reimbursed ...............
1.66% 1.57% 1.68% 1.70% 1.60%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ..
1.40% 1.40% 1.40% 1.40% 1.39%
Net investment income ..................................
5.14% 5.65% 5.97% 4.50% 2.70%
Supplemental Data
Net assets, end of year (000) ............................... $ 34,524  $ 41,962  $ 49,769  $ 65,580  $ 136,073
Portfolio turnover rate .................................... 104%
(f)
113%
(f)
110%
(f)
132%
(f)
149%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Annual Financial Statements and Additional Information

BlackRock Credit Relative Value Fund
Investor C
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 9.41  $ 9.31  $ 8.73  $ 9.14  $ 10.09
Net investment income
(a)
................................
0 .41  0 .46  0 .47  0 .34  0 .18
Net realized and unrealized gain (loss) .......................
( 0 .20 ) 0 .17  0 .28  ( 0 .19 ) ( 0 .91 )
Net increase (decrease) from investment operations ............... 0.21  0.63  0.75  0.15  (0.73)
Distributions from net investment income
(b)
................... (0.43) (0.53) (0.17) (0.56) (0.22)
Net asset value, end of year .............................. $ 9.19  $ 9.41  $ 9.31  $ 8.73  $ 9.14
Total Return
(c)
Based on net asset value ................................. 2.27% 7.03% 8.64%
(d)
1.84% (7.37)%
Ratios to Average Net Assets
(e)
Total expen ses ........................................
2.53% 2.40% 2.48% 2.51% 2.37%
Total expenses after fees waived and/or reimbursed ...............
2.41% 2.32% 2.44% 2.45% 2.36%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ..
2.15% 2.15% 2.15% 2.15% 2.15%
Net investment income ..................................
4.39% 4.92% 5.22% 3.82% 1.88%
Supplemental Data
Net assets, end of year (000) ............................... $ 1,891  $ 2,002  $ 2,961  $ 4,735  $ 9,827
Portfolio turnover rate .................................... 104%
(f)
113%
(f)
110%
(f)
132%
(f)
149%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Credit Relative Value Fund
Class K
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ..........................
$ 9.43  $ 9.34  $ 8.81  $ 9.27  $ 10.26
Net investment income
(a)
................................
0 .50  0 .55  0 .57  0 .44  0 .29
Net realized and unrealized gain (loss) .......................
( 0 .20 ) 0 .19  0 .26  ( 0 .20 ) ( 0 .92 )
Net increase (decrease) from investment operations ............... 0.30  0.74  0.83  0.24  (0.63)
Distributions from net investment income
(b)
................... (0.53) (0.65) (0.30) (0.70) (0.36)
Net asset value, end of year .............................. $ 9.20  $ 9.43  $ 9.34  $ 8.81  $ 9.27
Total Return
(c)
Based on net asset value ................................. 3.33% 8.29% 9.66%
(d)
2.98% (6.35)%
Ratios to Average Net Assets
(e)
Total expen ses ........................................
1.39% 1.30% 1.38% 1.40% 1.26%
Total expenses after fees waived and/or reimbursed ...............
1.38% 1.29% 1.37% 1.38% 1.26%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ..
1.11% 1.13% 1.09% 1.09% 1.05%
Net investment income ..................................
5.42% 5.92% 6.29% 4.95% 2.97%
Supplemental Data
Net assets, end of year (000) ............................... $ 200,267  $ 186,496  $ 201,724  $ 234,247  $ 318,157
Portfolio turnover rate .................................... 104%
(f)
113%
(f)
110%
(f)
132%
(f)
149%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Notes to Financial Statements
2026
BlackRock Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Credit Relative Value Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge
(“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-
kind interest is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid at least annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than its underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Credit
Relative Value Fund
CoreWeave Financing DDTL V LLC, Delayed Draw 1st Lien Term
Loan ......................................... $ 648,021 $ 641,540 $ 646,400 $ 4,860
BlackRock Credit
Relative Value Fund Montage Hotels & Resorts LLC, Revolving 1st Lien Term Loan .. 35,214 35,214 33,499 (1,715)
BlackRock Credit
Relative Value Fund Seashell Bidco SL, Facility 1st Lien Term Loan B ............ 221,175 232,746 232,746 –
$ 3,145

Notes to Financial Statements
(continued)

Notes to Financial Statements
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Borrowed bond agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price.
As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of the Fund’s open borrowed bond agreements by counterparty which are subject to offset under an MRA on a net basis:
Short Sale Transactions:  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-Cash
Collateral
Received
Cash Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued Interest
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Barclays Bank plc .............. $ 19,882,118 $ (19,464,942) $ 417,176 $ — $ — $ — $ — $ — $ 417,176
Barclays Capital, Inc. ............ 1,200,000 (1,206,363) (6,363) — — — — — (6,363)
BNP Paribas SA ............... 2,869,664 (2,824,333) 45,331 — — — — — 45,331
BofA Securities, Inc. ............. 398,890 (398,362) 528 — — — — — 528
J.P. Morgan Securities LLC ........ 3,900,625 (3,892,821) 7,804 — — — — — 7,804
J.P. Morgan Securities plc ......... 4,261,575 (4,385,864) (124,289) — — — — — (124,289)
Morgan Stanley & Co. LLC ........ 4,465,355 (4,547,166) (81,811) — — — — — (81,811)
RBC Capital Markets LLC ......... 950,160 (965,754) (15,594) — — — — — (15,594)
$ 37,928,387 $ (37,685,605) $ 242,782 $ — $ — $ — $ — $ — $ 242,782
...........................................
(a)
Included in Investments at value-unaffiliated in the Statement of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $613,997 which is included in interest expense payable in the Statement of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption are buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC

Notes to Financial Statements
(continued)

Notes to Financial Statements
swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.
For the year ended July 31, 2026, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year  ended  July 31, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.95%
In excess of $1 billion but not exceeding $3 billion ................................................................................. 0.89
In excess of $3 billion but not exceeding $5 billion ................................................................................ 0.86
In excess of $5 billion but not exceeding $6.5 billion ................................................................................ 0.83
In excess of $6.5 billion but not exceeding $10 billion ............................................................................... 0.80
Greater than $10 billion ................................................................................................... 0.76
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Investor A Investor C Total
Service and distribution - class specific ............................................................. $ 95,539 $ 20,556 $ 116,095
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
In excess of $500 million but not exceeding $1 billion .............................................................................. 0.0400
In excess of $1 billion but not exceeding $2 billion ............................................................................... 0.0375
In excess of $2 billion but not exceeding $4 billion ................................................................................ 0.0350
In excess of $4 billion but not exceeding $13 billion ............................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 89,823 $ 5,732 $ 309 $ 29,109 $ 124,973

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended July 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  July 31, 2026 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A
Shares for a total of $398 .
For the year ended July 31, 2026, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent  Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July
31, 2026 , the amount waived was $ 74,314 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon
90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July 31, 2026, the Manager waived $3,857 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended July 31, 2026, class specific expense waivers and/or reimbursements were as follows:
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended July 31, 2026, purchases and sales of investments, including paydowns/payups and excluding short-term securities, were as follows:
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 1,007 $ 711 $ 329 $ 363 $ 2,410
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 697,077 $ 44,048 $ 3,042 $ 11,489 $ 755,656
Fund Name Investor C
BlackRock Credit Relative Value Fund ............................................................................................ $ 33
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 1 .20% 1 .40% 2 .15% 1 .15%
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 84,072 $ 66,370
Investor A ..................................................................................... 5,718 22,546
Investor C ..................................................................................... 308 1,890
$ 90,098 $ 90,806
Other Securities
Fund Name Purchases Sales
BlackRock Credit Relative Value Fund ........................................................................ $ 1,033,074,019 $ 748,225,423

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
The tax character of distributions paid was as follows:
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization methods of premiums on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, the deferral of compensation to Trustees and classification of investments.
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed
Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended
July 31, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Fund Name
Year Ended
07/31/26
Year Ended
07/31/25
BlackRock Credit Relative Value Fund
Ordinary income ...................................................................................... $ 45,049,134 $ 55,625,765
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Credit Relative Value Fund ........................................... $ 27,195,942 $ (554,026,416) $ (86,778,827) $ (613,609,301)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Credit Relative Value Fund ................................... $ 1,132,068,983 $ 21,939,338 $ (101,219,293) $ (79,279,955)

Notes to Financial Statements
(continued)

Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several

Notes to Financial Statements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of July 31, 2026 , BlackRock HoldCo 2, Inc. , an affiliate of the Fund, owned  231,278 Class K  Shares of BlackRock Credit Relative Value Fund .
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/26
Year Ended
07/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Credit Relative Value Fund
Institutional
Shares sold .............................................
35,117,620 $ 322,886,025 13,779,094 $ 127,679,874
Shares issued in reinvestment of distributions ........................
2,883,880 26,042,311 3,641,188 32,661,455
Shares redeemed .........................................
(17,076,795) (157,709,506) (21,120,671) (195,794,969)
20,924,705 $ 191,218,830 (3,700,389) $ (35,453,640)
Investor A
Shares sold and automatic conversion of shares .......................
714,921 $ 6,643,126 882,320 $ 8,131,821
Shares issued in reinvestment of distributions ........................
204,113 1,849,320 310,981 2,798,827
Shares redeemed .........................................
(1,617,494) (15,047,891) (2,071,934) (19,247,465)
(698,460) $ (6,555,445) (878,633) $ (8,316,817)
Investor C
Shares sold .............................................
72,986 $ 679,466 21,509 $ 200,259
Shares issued in reinvestment of distributions ........................
10,054 91,288 15,972 144,071
Shares redeemed and automatic conversion of shares ..................
(90,007) (836,044) (142,918) (1,328,431)
(6,967) $ (65,290) (105,437) $ (984,101)
Class K
Shares sold .............................................
5,807,717 $ 53,628,871 5,267,859 $ 48,898,681
Shares issued in reinvestment of distributions ........................
181,737 1,641,381 201,192 1,804,690
Shares redeemed .........................................
(3,997,354) (36,817,574) (7,274,922) (67,441,467)
1,992,100 $ 18,452,678 (1,805,871) $ (16,738,096)
22,211,378 $ 203,050,773 (6,490,330) $ (61,492,654)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of BlackRock Funds IV and Shareholders of BlackRock Credit Relative Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Credit Relative Value Fund (one of the funds constituting BlackRock Funds IV, referred to hereafter as the “Fund”) as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July
31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, portfolio companies, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
2026
BlackRock Annual Financial Statements and Additional Information

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026
:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
Fund Name
Qualified Dividend
Income
BlackRock Credit Relative Value Fund ..................................................................................... $ 2,645,547
Fund Name Federal Obligation Interest
BlackRock Credit Relative Value Fund ..................................................................................... $ 1,472,995
Fund Name
Dividends-Received
Deduction
BlackRock Credit Relative Value Fund ..................................................................................... 1 .60%
Fund Name Interest Dividends
BlackRock Credit Relative Value Fund ..................................................................................... $ 43,380,985
Fund Name
Interest-Related
Dividends
BlackRock Credit Relative Value Fund ..................................................................................... $ 24,911,454

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisors
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds IV (the “Trust”) met on May 7, 2026 (the “May
Meeting”) and June 4-5, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Credit Relative Value Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the Fund and (2) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the
Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-
year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the
Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l)
BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or
Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Annual Financial Statements and Additional Information

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk
& Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the
Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, first and second quartiles, respectively, against its
Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2026
BlackRock Annual Financial Statements and Additional Information

Currency Abbreviation
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
TRY Turkish Lira
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: September 23, 2026

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: September 23, 2026